UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Insitutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.2%)
* Amazon.com Inc.	4,365,551	3,655,319
Comcast Corp. Class A	26,655,358	1,768,316
Home Depot Inc.	13,709,218	1,764,102
Walt Disney Co.	16,405,242	1,523,391
McDonald's Corp.	9,469,146	1,092,361
Starbucks Corp.	16,274,495	881,101
* Priceline Group Inc.	550,840	810,556
NIKE Inc. Class B	14,962,931	787,798
Lowe's Cos. Inc.	9,706,480	700,905
Time Warner Inc.	8,632,115	687,203
* Charter Communications Inc. Class A	2,405,319	649,364
TJX Cos. Inc.	7,287,680	544,973
Ford Motor Co.	43,310,704	522,760
General Motors Co.	15,775,211	501,178
* Netflix Inc.	4,758,569	468,957
Target Corp.	6,380,689	438,226
Twenty-First Century Fox Inc. Class A	16,435,133	398,059
Yum! Brands Inc.	4,111,520	373,367
* O'Reilly Automotive Inc.	1,051,803	294,621
Ross Stores Inc.	4,394,330	282,555
Newell Brands Inc.	5,343,053	281,365
* AutoZone Inc.	323,945	248,900
CBS Corp. Class B	4,517,749	247,302
Marriott International Inc./MD Class A	3,551,436	239,118
Carnival Corp.	4,806,970	234,676
Omnicom Group Inc.	2,626,705	223,270
Delphi Automotive plc	3,029,085	216,034
* Dollar Tree Inc.	2,618,480	206,677
VF Corp.	3,684,686	206,527
Dollar General Corp.	2,878,639	201,476
L Brands Inc.	2,667,963	188,812
Genuine Parts Co.	1,647,221	165,463
Expedia Inc.	1,332,994	155,587
* Ulta Salon Cosmetics & Fragrance Inc.	648,561	154,345
Viacom Inc. Class B	3,841,450	146,359
* Mohawk Industries Inc.	697,306	139,698
Royal Caribbean Cruises Ltd.	1,859,679	139,383
* Chipotle Mexican Grill Inc. Class A	321,920	136,333
Whirlpool Corp.	838,315	135,941
Macy's Inc.	3,416,733	126,590
Advance Auto Parts Inc.	815,685	121,635
* LKQ Corp.	3,401,674	120,623
Best Buy Co. Inc.	3,061,773	116,898
Mattel Inc.	3,772,860	114,242
DR Horton Inc.	3,757,919	113,489
* CarMax Inc.	2,120,928	113,151
Coach Inc.	3,094,328	113,129
Hanesbrands Inc.	4,191,070	105,825
Harley-Davidson Inc.	1,983,717	104,324

	Foot Locker Inc.	1,499,303	101,533
	Tractor Supply Co.	1,483,115	99,888
	Hasbro Inc.	1,252,367	99,350
	Interpublic Group of Cos. Inc.	4,419,544	98,777
	PVH Corp.	890,269	98,375
	Goodyear Tire & Rubber Co.	2,912,447	94,072
*	Michael Kors Holdings Ltd.	1,875,559	87,757
	Lennar Corp. Class A	2,071,089	87,690
	Kohl's Corp.	1,979,948	86,623
	Tiffany & Co.	1,184,119	86,003
	Darden Restaurants Inc.	1,391,502	85,327
^	Wynn Resorts Ltd.	875,299	85,272
	Wyndham Worldwide Corp.	1,211,250	81,553
*	TripAdvisor Inc.	1,268,560	80,148
	BorgWarner Inc.	2,220,430	78,115
*,^ Under Armour Inc. Class A		2,011,159	77,792
	News Corp. Class A	5,515,865	77,112
	Bed Bath & Beyond Inc.	1,714,112	73,895
*	Under Armour Inc.	2,051,831	69,475
	PulteGroup Inc.	3,409,492	68,326
	Leggett & Platt Inc.	1,473,657	67,169
	Scripps Networks Interactive Inc. Class A	1,054,270	66,936
^	Nordstrom Inc.	1,281,055	66,461
*	Discovery Communications Inc.	2,472,044	65,039
	Harman International Industries Inc.	769,307	64,968
	Ralph Lauren Corp. Class A	621,460	62,854
	Signet Jewelers Ltd.	833,360	62,110
	Staples Inc.	7,170,786	61,310
	Garmin Ltd.	1,270,156	61,107
	H&R Block Inc.	2,415,377	55,916
	Gap Inc.	2,416,151	53,735
	TEGNA Inc.	2,375,980	51,939
*	Discovery Communications Inc. Class A	1,663,566	44,783
*	AutoNation Inc.	731,504	35,632
*	Urban Outfitters Inc.	981,488	33,881
	Twenty-First Century Fox Inc.	749,011	18,531
			25,551,738
Consumer Staples (9.9%)
^	Procter & Gamble Co.	29,609,649	2,657,466
	Coca-Cola Co.	43,099,053	1,823,952
	PepsiCo Inc.	15,968,102	1,736,850
	Philip Morris International Inc.	17,212,698	1,673,418
	Altria Group Inc.	21,679,562	1,370,799
	Wal-Mart Stores Inc.	16,818,165	1,212,926
	CVS Health Corp.	11,831,058	1,052,846
	Walgreens Boots Alliance Inc.	9,488,459	764,960
	Mondelez International Inc. Class A	17,262,045	757,804
	Costco Wholesale Corp.	4,861,410	741,414
	Colgate-Palmolive Co.	9,893,104	733,475
	Kraft Heinz Co.	6,612,466	591,882
	Kimberly-Clark Corp.	3,991,534	503,492
	Reynolds American Inc.	9,188,711	433,248
	General Mills Inc.	6,626,733	423,316
	Constellation Brands Inc. Class A	1,962,791	326,785
	Kroger Co.	10,514,141	312,060
	Sysco Corp.	5,659,047	277,350
	Archer-Daniels-Midland Co.	6,446,282	271,840

	Tyson Foods Inc. Class A	3,296,186	246,126
	Molson Coors Brewing Co. Class B	2,045,529	224,599
*,^ Monster Beverage Corp.		1,500,875	220,343
	ConAgra Foods Inc.	4,628,389	218,043
	Estee Lauder Cos. Inc. Class A	2,453,594	217,290
	Kellogg Co.	2,800,487	216,954
	Dr Pepper Snapple Group Inc.	2,059,175	188,023
	Clorox Co.	1,431,608	179,209
	JM Smucker Co.	1,315,359	178,284
	Mead Johnson Nutrition Co.	2,042,101	161,346
	Hershey Co.	1,552,878	148,455
	Church & Dwight Co. Inc.	2,852,697	136,701
	McCormick & Co. Inc./MD	1,274,157	127,314
	Campbell Soup Co.	2,156,734	117,973
	Hormel Foods Corp.	2,997,606	113,699
	Whole Foods Market Inc.	3,537,149	100,278
	Brown-Forman Corp. Class B	2,024,006	96,019
			20,556,539
Energy (7.2%)
	Exxon Mobil Corp.	46,005,580	4,015,367
	Chevron Corp.	20,931,293	2,154,249
	Schlumberger Ltd.	15,431,161	1,213,507
	Occidental Petroleum Corp.	8,477,909	618,209
	ConocoPhillips	13,744,828	597,488
	EOG Resources Inc.	6,111,061	591,001
	Kinder Morgan Inc./DE	21,307,529	492,843
	Halliburton Co.	9,557,840	428,956
	Phillips 66	4,933,124	397,363
	Anadarko Petroleum Corp.	6,057,454	383,800
	Pioneer Natural Resources Co.	1,879,121	348,859
	Spectra Energy Corp.	7,767,672	332,068
	Valero Energy Corp.	5,111,850	270,928
	Apache Corp.	4,204,468	268,539
	Devon Energy Corp.	5,802,375	255,943
	Baker Hughes Inc.	4,751,331	239,800
	Marathon Petroleum Corp.	5,859,359	237,831
	Williams Cos. Inc.	7,584,327	233,066
*	Concho Resources Inc.	1,578,493	216,806
	Noble Energy Inc.	4,751,383	169,814
	Hess Corp.	2,978,088	159,685
	National Oilwell Varco Inc.	4,178,033	153,501
	Marathon Oil Corp.	9,395,288	148,540
	Cimarex Energy Co.	1,051,933	141,348
	EQT Corp.	1,912,989	138,921
	Cabot Oil & Gas Corp.	5,151,719	132,914
	ONEOK Inc.	2,334,213	119,955
	Tesoro Corp.	1,317,796	104,844
*	Newfield Exploration Co.	2,203,972	95,785
^	Helmerich & Payne Inc.	1,197,093	80,564
	Range Resources Corp.	2,075,338	80,419
*	Southwestern Energy Co.	5,440,333	75,294
*	FMC Technologies Inc.	2,490,646	73,898
^	Murphy Oil Corp.	1,795,836	54,593
*	Chesapeake Energy Corp.	7,195,286	45,115
*,^ Transocean Ltd.		3,786,691	40,366

Diamond Offshore Drilling Inc.	176,805	3,114
		15,115,293
Financials (12.7%)
* Berkshire Hathaway Inc. Class B	19,926,784	2,878,822
JPMorgan Chase & Co.	40,074,771	2,668,579
Wells Fargo & Co.	50,382,729	2,230,947
Bank of America Corp.	113,226,319	1,771,992
Citigroup Inc.	32,236,918	1,522,550
US Bancorp	17,853,519	765,737
Goldman Sachs Group Inc.	4,184,706	674,868
American International Group Inc.	11,287,668	669,810
Chubb Ltd.	5,161,352	648,524
American Express Co.	8,612,057	551,516
MetLife Inc.	12,195,734	541,856
Morgan Stanley	16,338,234	523,804
PNC Financial Services Group Inc.	5,454,069	491,357
BlackRock Inc.	1,354,149	490,825
Bank of New York Mellon Corp.	11,850,194	472,586
Charles Schwab Corp.	13,363,292	421,879
Capital One Financial Corp.	5,617,447	403,501
Prudential Financial Inc.	4,850,705	396,060
CME Group Inc.	3,761,224	393,123
Marsh & McLennan Cos. Inc.	5,752,533	386,858
S&P Global Inc.	2,930,517	370,886
Travelers Cos. Inc.	3,200,070	366,568
Intercontinental Exchange Inc.	1,322,457	356,217
BB&T Corp.	9,023,755	340,376
Aon plc	2,942,666	331,020
Aflac Inc.	4,537,742	326,128
Allstate Corp.	4,115,962	284,742
State Street Corp.	4,062,183	282,850
Discover Financial Services	4,472,721	252,932
Synchrony Financial	8,796,643	246,306
SunTrust Banks Inc.	5,556,442	243,372
Progressive Corp.	6,462,496	203,569
M&T Bank Corp.	1,741,104	202,142
Moody's Corp.	1,857,991	201,183
Willis Towers Watson plc	1,434,903	190,512
T. Rowe Price Group Inc.	2,748,062	182,746
Hartford Financial Services Group Inc.	4,267,553	182,737
Ameriprise Financial Inc.	1,784,874	178,077
Fifth Third Bancorp	8,473,891	173,376
* Berkshire Hathaway Inc. Class A	759	164,111
Northern Trust Corp.	2,355,361	160,141
Principal Financial Group Inc.	2,959,036	152,420
KeyCorp	11,971,870	145,698
Citizens Financial Group Inc.	5,747,307	142,016
Invesco Ltd.	4,535,260	141,818
Franklin Resources Inc.	3,888,226	138,304
Regions Financial Corp.	13,900,387	137,197
Loews Corp.	3,061,638	125,986
Cincinnati Financial Corp.	1,658,768	125,104
Lincoln National Corp.	2,578,536	121,140
Huntington Bancshares Inc./OH	12,040,426	118,719
XL Group Ltd.	3,050,619	102,592
Arthur J Gallagher & Co.	1,964,311	99,925
Unum Group	2,603,892	91,943

Comerica Inc.	1,923,295	91,010
* E*TRADE Financial Corp.	3,017,225	87,862
* Affiliated Managers Group Inc.	594,024	85,955
Nasdaq Inc.	1,258,542	85,002
Torchmark Corp.	1,227,888	78,450
Zions Bancorporation	2,261,375	70,148
Leucadia National Corp.	3,575,832	68,084
Assurant Inc.	663,685	61,225
People's United Financial Inc.	3,445,783	54,512
Navient Corp.	3,495,200	50,576
Legg Mason Inc.	1,016,763	34,041
		26,554,912
Health Care (14.6%)
Johnson & Johnson	30,353,775	3,585,691
Pfizer Inc.	67,298,960	2,279,416
Merck & Co. Inc.	30,680,822	1,914,790
UnitedHealth Group Inc.	10,567,461	1,479,445
Amgen Inc.	8,303,708	1,385,142
Medtronic plc	15,333,737	1,324,835
Gilead Sciences Inc.	14,643,106	1,158,563
AbbVie Inc.	18,070,439	1,139,703
* Allergan plc	4,393,621	1,011,895
Bristol-Myers Squibb Co.	18,540,469	999,702
* Celgene Corp.	8,601,188	899,082
Eli Lilly & Co.	10,779,256	865,143
* Biogen Inc.	2,431,624	761,171
Thermo Fisher Scientific Inc.	4,375,400	695,951
Abbott Laboratories	16,313,300	689,889
Danaher Corp.	6,744,246	528,681
* Express Scripts Holding Co.	6,994,727	493,338
Aetna Inc.	3,893,668	449,524
Becton Dickinson and Co.	2,363,478	424,788
McKesson Corp.	2,505,287	417,757
Stryker Corp.	3,448,447	401,434
Cigna Corp.	2,847,985	371,149
Anthem Inc.	2,921,328	366,072
* Boston Scientific Corp.	15,105,155	359,503
* Regeneron Pharmaceuticals Inc.	836,138	336,144
* Intuitive Surgical Inc.	426,498	309,139
* Alexion Pharmaceuticals Inc.	2,484,581	304,461
* Illumina Inc.	1,624,382	295,085
Humana Inc.	1,651,727	292,174
Zimmer Biomet Holdings Inc.	2,216,272	288,160
Zoetis Inc.	5,485,372	285,294
* Edwards Lifesciences Corp.	2,358,861	284,384
Cardinal Health Inc.	3,530,272	274,302
Baxter International Inc.	5,424,247	258,194
St. Jude Medical Inc.	3,157,440	251,837
* HCA Holdings Inc.	3,272,905	247,530
* Vertex Pharmaceuticals Inc.	2,745,807	239,462
* Cerner Corp.	3,337,844	206,112
* Mylan NV	5,108,964	194,754
CR Bard Inc.	812,178	182,155
Agilent Technologies Inc.	3,599,661	169,508
AmerisourceBergen Corp. Class A	1,999,240	161,499
* Laboratory Corp. of America Holdings	1,131,666	155,581
Dentsply Sirona Inc.	2,583,424	153,533

* Henry Schein Inc.	904,671	147,443
Perrigo Co. plc	1,585,065	146,349
* Waters Corp.	892,286	141,418
Quest Diagnostics Inc.	1,539,651	130,301
* Centene Corp.	1,890,958	126,619
* Mettler-Toledo International Inc.	293,429	123,190
Universal Health Services Inc. Class B	997,979	122,971
* DaVita Inc.	1,833,419	121,134
* Hologic Inc.	3,071,028	119,248
* Varian Medical Systems Inc.	1,036,062	103,119
Cooper Cos. Inc.	538,688	96,565
* Mallinckrodt plc	1,187,465	82,861
PerkinElmer Inc.	1,206,157	67,677
* Endo International plc	2,185,800	44,044
Patterson Cos. Inc.	917,459	42,148
		30,507,059
Industrials (9.9%)
General Electric Co.	99,423,477	2,944,923
3M Co.	6,706,451	1,181,878
Honeywell International Inc.	8,443,004	984,370
Union Pacific Corp.	9,242,614	901,432
United Technologies Corp.	8,637,102	877,530
Boeing Co.	6,437,979	848,139
United Parcel Service Inc. Class B	7,670,971	838,897
Lockheed Martin Corp.	2,801,453	671,564
Caterpillar Inc.	6,483,885	575,575
General Dynamics Corp.	3,184,993	494,184
* Johnson Controls International plc	10,476,749	487,483
FedEx Corp.	2,711,310	473,612
Raytheon Co.	3,275,344	445,873
Illinois Tool Works Inc.	3,545,991	424,952
Northrop Grumman Corp.	1,982,096	424,070
Emerson Electric Co.	7,143,367	389,385
Eaton Corp. plc	5,037,880	331,039
Delta Air Lines Inc.	8,297,516	326,590
CSX Corp.	10,481,175	319,676
Norfolk Southern Corp.	3,252,539	315,691
Waste Management Inc.	4,508,673	287,473
^ Deere & Co.	3,205,431	273,584
Southwest Airlines Co.	6,872,999	267,291
PACCAR Inc.	3,892,399	228,795
Cummins Inc.	1,722,982	220,800
American Airlines Group Inc.	5,884,677	215,438
Stanley Black & Decker Inc.	1,670,608	205,451
Roper Technologies Inc.	1,125,444	205,360
Nielsen Holdings plc	3,730,438	199,840
Ingersoll-Rand plc	2,865,402	194,675
Parker-Hannifin Corp.	1,484,278	186,321
Equifax Inc.	1,319,568	177,588
Rockwell Automation Inc.	1,430,875	175,053
* United Continental Holdings Inc.	3,244,262	170,226
Fortive Corp.	3,324,531	169,219
* TransDigm Group Inc.	553,694	160,084
* Verisk Analytics Inc. Class A	1,738,616	141,315
^ WW Grainger Inc.	615,047	138,287
Fastenal Co.	3,200,387	133,712
Republic Services Inc. Class A	2,581,908	130,257

L-3 Communications Holdings Inc.	855,486	128,947
Acuity Brands Inc.	486,112	128,625
Dover Corp.	1,721,568	126,776
Masco Corp.	3,657,597	125,492
AMETEK Inc.	2,572,012	122,891
Rockwell Collins Inc.	1,439,262	121,387
Textron Inc.	2,988,876	118,808
Pentair plc	1,848,224	118,730
CH Robinson Worldwide Inc.	1,583,171	111,550
Kansas City Southern	1,194,362	111,458
Cintas Corp.	948,003	106,745
Xylem Inc./NY	1,987,961	104,269
Expeditors International of Washington Inc.	2,000,873	103,085
Fortune Brands Home & Security Inc.	1,707,749	99,220
Snap-on Inc.	642,679	97,662
Alaska Air Group Inc.	1,361,952	89,698
Fluor Corp.	1,542,545	79,163
JB Hunt Transport Services Inc.	968,914	78,618
* Stericycle Inc.	941,396	75,444
* United Rentals Inc.	949,890	74,557
Allegion plc	1,057,251	72,855
Flowserve Corp.	1,437,465	69,343
* Jacobs Engineering Group Inc.	1,340,098	69,310
Dun & Bradstreet Corp.	400,298	54,689
Robert Half International Inc.	1,440,500	54,537
* Quanta Services Inc.	1,659,491	46,449
Ryder System Inc.	587,050	38,716
Pitney Bowes Inc.	2,046,048	37,156
		20,703,812
Information Technology (21.2%)
Apple Inc.	59,781,550	6,758,304
Microsoft Corp.	86,454,214	4,979,763
* Facebook Inc. Class A	25,772,722	3,305,867
* Alphabet Inc. Class A	3,271,280	2,630,305
* Alphabet Inc. Class C	3,278,557	2,548,390
Intel Corp.	52,491,609	1,981,558
Cisco Systems Inc.	55,806,579	1,770,185
Visa Inc. Class A	20,930,783	1,730,976
International Business Machines Corp.	9,651,185	1,533,091
Oracle Corp.	33,393,984	1,311,716
QUALCOMM Inc.	16,351,842	1,120,101
Mastercard Inc.	10,640,533	1,082,887
Accenture plc Class A	6,908,280	843,985
Texas Instruments Inc.	11,132,646	781,289
Broadcom Ltd.	4,389,181	757,222
* Adobe Systems Inc.	5,530,000	600,226
* PayPal Holdings Inc.	12,457,555	510,386
* salesforce.com Inc.	7,146,455	509,757
Automatic Data Processing Inc.	5,063,287	446,582
Hewlett Packard Enterprise Co.	18,444,247	419,607
* Yahoo! Inc.	9,719,320	418,903
NVIDIA Corp.	5,938,488	406,905
* eBay Inc.	11,655,111	383,453
Applied Materials Inc.	11,998,605	361,758
Activision Blizzard Inc.	7,557,543	334,799
* Cognizant Technology Solutions Corp. Class A	6,737,268	321,435
Intuit Inc.	2,715,047	298,682

	HP Inc.	18,957,018	294,403
*	Electronic Arts Inc.	3,332,673	284,610
	Fidelity National Information Services Inc.	3,632,500	279,811
	Corning Inc.	11,489,575	271,728
	TE Connectivity Ltd.	3,939,968	253,655
*	Fiserv Inc.	2,435,965	242,305
	Amphenol Corp. Class A	3,428,238	222,561
	Analog Devices Inc.	3,414,400	220,058
	Paychex Inc.	3,563,417	206,215
*	Micron Technology Inc.	11,531,870	205,037
	Western Digital Corp.	3,143,399	183,795
	Symantec Corp.	6,806,870	170,852
	Lam Research Corp.	1,772,170	167,842
*	Red Hat Inc.	2,003,409	161,936
	Skyworks Solutions Inc.	2,074,095	157,922
	Linear Technology Corp.	2,651,865	157,229
*	Autodesk Inc.	2,160,195	156,247
	Xilinx Inc.	2,804,185	152,379
	Microchip Technology Inc.	2,381,780	148,004
*	Citrix Systems Inc.	1,722,910	146,826
	Motorola Solutions Inc.	1,844,583	140,705
*	Alliance Data Systems Corp.	647,548	138,918
	Global Payments Inc.	1,698,864	130,405
	Seagate Technology plc	3,311,969	127,676
	Harris Corp.	1,374,225	125,893
	KLA-Tencor Corp.	1,727,847	120,448
	CA Inc.	3,485,375	115,296
	Western Union Co.	5,410,679	112,650
	NetApp Inc.	3,091,364	110,733
*	Akamai Technologies Inc.	1,931,409	102,345
	Juniper Networks Inc.	4,249,091	102,233
	Xerox Corp.	9,445,307	95,681
*	F5 Networks Inc.	729,862	90,970
	Total System Services Inc.	1,824,056	86,004
*,^ VeriSign Inc.		1,023,980	80,116
*	Qorvo Inc.	1,410,096	78,599
	FLIR Systems Inc.	1,510,573	47,462
*	Teradata Corp.	1,447,541	44,874
	CSRA Inc.	1,605,599	43,191
*,^ First Solar Inc.		847,317	33,461
			44,159,207
Materials (2.9%)
	EI du Pont de Nemours & Co.	9,703,018	649,811
	Dow Chemical Co.	12,505,125	648,141
	Monsanto Co.	4,856,563	496,341
	Praxair Inc.	3,166,166	382,568
	Air Products & Chemicals Inc.	2,403,862	361,397
	Ecolab Inc.	2,907,540	353,906
	PPG Industries Inc.	2,950,413	304,955
	LyondellBasell Industries NV Class A	3,777,158	304,665
	Sherwin-Williams Co.	889,112	245,982
	Newmont Mining Corp.	5,891,787	231,488
	International Paper Co.	4,566,291	219,091
	Nucor Corp.	3,520,445	174,086
	Vulcan Materials Co.	1,471,986	167,409
	Ball Corp.	1,927,361	157,947
	Alcoa Inc.	14,552,961	147,567

Freeport-McMoRan Inc.	13,520,456	146,832
WestRock Co.	2,785,181	135,025
International Flavors & Fragrances Inc.	881,613	126,044
Martin Marietta Materials Inc.	702,662	125,854
Eastman Chemical Co.	1,632,536	110,490
Albemarle Corp.	1,247,222	106,625
Sealed Air Corp.	2,177,523	99,774
Mosaic Co.	3,885,667	95,043
Avery Dennison Corp.	984,114	76,554
FMC Corp.	1,482,184	71,649
CF Industries Holdings Inc.	2,566,139	62,485
* Owens-Illinois Inc.	1,786,990	32,863
		6,034,592
Real Estate (3.1%)
Simon Property Group Inc.	3,487,021	721,848
American Tower Corporation	4,722,306	535,179
Public Storage	1,655,326	369,369
Crown Castle International Corp.	3,739,832	352,330
Prologis Inc.	5,838,468	312,592
Welltower Inc.	3,965,710	296,516
Equinix Inc.	787,547	283,714
Ventas Inc.	3,893,198	274,977
AvalonBay Communities Inc.	1,521,569	270,596
Weyerhaeuser Co.	8,297,017	265,007
Equity Residential	4,050,655	260,579
Boston Properties Inc.	1,706,673	232,602
HCP Inc.	5,192,838	197,068
Vornado Realty Trust	1,908,406	193,150
Realty Income Corp.	2,871,652	192,200
General Growth Properties Inc.	6,456,234	178,192
Essex Property Trust Inc.	724,253	161,291
Digital Realty Trust Inc.	1,624,635	157,784
Kimco Realty Corp.	4,651,731	134,668
Host Hotels & Resorts Inc.	8,233,992	128,203
Federal Realty Investment Trust	786,487	121,064
SL Green Realty Corp.	1,111,182	120,119
Extra Space Storage Inc.	1,395,481	110,815
Macerich Co.	1,338,453	108,241
UDR Inc.	2,962,746	106,629
Iron Mountain Inc.	2,716,437	101,948
* CBRE Group Inc. Class A	3,314,525	92,740
Apartment Investment & Management Co.	1,734,378	79,625
		6,359,046
Telecommunication Services (2.6%)
AT&T Inc.	68,255,800	2,771,868
Verizon Communications Inc.	45,226,703	2,350,884
CenturyLink Inc.	6,037,129	165,598
* Level 3 Communications Inc.	3,221,423	149,410
^ Frontier Communications Corp.	12,932,882	53,801
		5,491,561
Utilities (3.3%)
NextEra Energy Inc.	5,183,506	634,046
Duke Energy Corp.	7,645,724	611,964
Southern Co.	10,861,866	557,214
Dominion Resources Inc./VA	6,945,059	515,810
American Electric Power Co. Inc.	5,447,461	349,781

	Exelon Corp.			10,224,259	340,366
	PG&E Corp.			5,522,879	337,835
	Sempra Energy			2,767,809	296,681
	Edison International			3,610,242	260,840
	PPL Corp.			7,513,861	259,754
	Consolidated Edison Inc.			3,373,263	254,007
	Public Service Enterprise Group Inc.			5,606,381	234,739
	Xcel Energy Inc.			5,640,246	232,040
	WEC Energy Group Inc.			3,504,940	209,876
	Eversource Energy			3,522,957	190,874
	DTE Energy Co.			1,989,326	186,340
	FirstEnergy Corp.			4,703,544	155,593
	Entergy Corp.			1,979,914	151,919
	American Water Works Co. Inc.			1,968,105	147,293
	Ameren Corp.			2,687,035	132,148
	CMS Energy Corp.			3,090,083	129,814
	SCANA Corp.			1,585,310	114,729
	CenterPoint Energy Inc.			4,777,330	110,977
	Alliant Energy Corp.			2,522,382	96,632
	AES Corp./VA			7,313,496	93,978
	Pinnacle West Capital Corp.			1,233,670	93,747
	NiSource Inc.			3,552,036	85,640
	NRG Energy Inc.			3,475,919	38,965
					6,823,602
Total Common Stocks (Cost $134,747,210)					207,857,361
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		0.640%		11,256	1,125,761

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.380%	10/5/16	2,000	2,000
4	Federal Home Loan Bank Discount Notes	0.370%	10/7/16	7,400	7,400
4,5 Federal Home Loan Bank Discount Notes		0.465%	10/28/16	4,000	3,999
6,5 Freddie Mac Discount Notes		0.300%	11/8/16	2,000	1,999
5	United States Treasury Bill	0.295%	11/17/16	5,000	4,999
	United States Treasury Bill	0.320%	11/25/16	10	10
5	United States Treasury Bill	0.318%	12/1/16	10,000	9,997
5	United States Treasury Bill	0.340%–0.341%	12/8/16	12,400	12,396
5	United States Treasury Bill	0.355%	12/15/16	2,300	2,299
					45,099
Total Temporary Cash Investments (Cost $1,170,785)					1,170,860
Total Investments (100.1%) (Cost $135,917,995)					209,028,221
Other Asset and Liabilities-Net (-0.1%)3					(269,352)
Net Assets (100%)					208,758,869

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $566,302,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $570,043,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $32,890,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	207,857,361	—	—
Temporary Cash Investments	1,125,761	45,099	—
Futures Contracts—Assets[1]	4,608	—	—
Total	208,987,730	45,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Institutional Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	7,745	836,615	6,388

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $135,917,995,000. Net unrealized appreciation of investment securities for tax purposes was $73,110,226,000, consisting of unrealized gains of $77,952,142,000 on securities that had risen in value since their purchase and $4,841,915,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.5%)
EI du Pont de Nemours & Co.	1,494,809	100,107
Dow Chemical Co.	1,926,517	99,851
Praxair Inc.	487,729	58,932
Ecolab Inc.	450,339	54,815
Air Products & Chemicals Inc.	351,729	52,879
PPG Industries Inc.	455,348	47,065
LyondellBasell Industries NV Class A	568,647	45,867
Newmont Mining Corp.	907,193	35,644
International Paper Co.	703,115	33,735
Nucor Corp.	544,372	26,919
Alcoa Inc.	2,248,875	22,804
Freeport-McMoRan Inc.	2,041,099	22,166
International Flavors & Fragrances Inc.	135,964	19,439
Celanese Corp. Class A	251,540	16,742
Albemarle Corp.	192,179	16,429
Eastman Chemical Co.	226,976	15,362
Mosaic Co.	598,740	14,645
* Ashland Global Holdings Inc.	106,232	12,318
RPM International Inc.	228,051	12,251
Avery Dennison Corp.	152,129	11,834
FMC Corp.	228,857	11,063
* Axalta Coating Systems Ltd.	368,032	10,404
Steel Dynamics Inc.	395,983	9,896
CF Industries Holdings Inc.	397,699	9,684
WR Grace & Co.	120,255	8,875
Royal Gold Inc.	111,383	8,624
Reliance Steel & Aluminum Co.	117,888	8,491
NewMarket Corp.	16,206	6,958
Scotts Miracle-Gro Co. Class A	78,306	6,521
Sensient Technologies Corp.	76,413	5,792
Olin Corp.	281,913	5,785
Huntsman Corp.	346,876	5,644
^ United States Steel Corp.	284,122	5,359
CONSOL Energy Inc.	274,259	5,266
US Silica Holdings Inc.	109,022	5,076
Cabot Corp.	96,331	5,049
Chemours Co.	311,382	4,982
PolyOne Corp.	143,513	4,852
Compass Minerals International Inc.	58,046	4,278
Minerals Technologies Inc.	59,729	4,222
Balchem Corp.	54,156	4,199
Domtar Corp.	107,414	3,988
HB Fuller Co.	85,739	3,984
Hecla Mining Co.	659,265	3,758
Worthington Industries Inc.	75,272	3,615
Westlake Chemical Corp.	67,155	3,593
* Chemtura Corp.	109,235	3,584
* GCP Applied Technologies Inc.	121,347	3,437
Allegheny Technologies Inc.	186,936	3,378

*	Ingevity Corp.	72,401	3,338
	Carpenter Technology Corp.	80,271	3,312
*	Coeur Mining Inc.	276,641	3,273
	Commercial Metals Co.	197,270	3,194
	Neenah Paper Inc.	36,302	2,868
	KapStone Paper and Packaging Corp.	148,663	2,813
*	Stillwater Mining Co.	207,313	2,770
*	Clearwater Paper Corp.	41,472	2,682
	Kaiser Aluminum Corp.	29,704	2,569
*	Cliffs Natural Resources Inc.	431,880	2,526
*	Cambrex Corp.	55,573	2,471
	Innospec Inc.	39,942	2,429
*	Kraton Corp.	67,204	2,355
*	AK Steel Holding Corp.	472,979	2,284
	Quaker Chemical Corp.	21,322	2,259
*	Platform Specialty Products Corp.	233,148	1,891
	Innophos Holdings Inc.	45,421	1,773
*	Univar Inc.	80,985	1,769
	Stepan Co.	23,469	1,705
	SunCoke Energy Inc.	211,807	1,699
	Calgon Carbon Corp.	111,946	1,698
	PH Glatfelter Co.	74,669	1,619
*	Fairmount Santrol Holdings Inc.	190,605	1,616
	Aceto Corp.	73,544	1,397
*	Ferro Corp.	97,449	1,346
*	Century Aluminum Co.	183,663	1,276
	Haynes International Inc.	32,505	1,206
	American Vanguard Corp.	69,330	1,113
	Deltic Timber Corp.	16,306	1,104
	Chase Corp.	15,730	1,087
*	Koppers Holdings Inc.	32,486	1,045
	Tronox Ltd. Class A	110,168	1,032
*	Westmoreland Coal Co.	114,060	1,011
	A Schulman Inc.	34,081	992
	Hallador Energy Co.	119,982	945
*	Veritiv Corp.	17,728	889
	Hawkins Inc.	19,410	841
	Tredegar Corp.	39,284	730
*	Cloud Peak Energy Inc.	133,404	726
*	Resolute Forest Products Inc.	150,335	711
*	OMNOVA Solutions Inc.	78,397	662
	Ampco-Pittsburgh Corp.	52,420	581
	KMG Chemicals Inc.	19,032	539
	Olympic Steel Inc.	23,427	518
	Kronos Worldwide Inc.	56,434	468
	Gold Resource Corp.	55,720	413
*	Senomyx Inc.	66,934	285
	Rayonier Advanced Materials Inc.	20,348	272
	FutureFuel Corp.	23,329	263
*	CSW Industrials Inc.	8,115	263
*	Ryerson Holding Corp.	22,286	252
*	Codexis Inc.	54,399	242
*,^ LSB Industries Inc.		26,149	224
*,^ Golden Minerals Co.		243,316	185
	Friedman Industries Inc.	30,651	163
*	Real Industry Inc.	22,749	139
*	Universal Stainless & Alloy Products Inc.	10,736	113

*	Uranium Energy Corp.	110,492	109
*	General Moly Inc.	384,371	108
*	Handy & Harman Ltd.	4,280	90
*	Solitario Exploration & Royalty Corp.	56,237	37
*	Ikonics Corp.	3,253	35
*,^ Pershing Gold Corp.		4,000	18
	Synalloy Corp.	1,703	16
*	Northern Technologies International Corp.	1,269	16
*	AgroFresh Solutions Inc.	3,000	16
	United-Guardian Inc.	950	14
*	NL Industries Inc.	2,169	9
*	Comstock Mining Inc.	21,959	8
*	TOR Minerals International Inc.	682	4
	Versum Materials Inc.	122	3
*	Rentech Inc.	200	1
			968,591
Consumer Goods (10.1%)
^	Procter & Gamble Co.	4,562,709	409,503
	Coca-Cola Co.	6,643,502	281,153
	PepsiCo Inc.	2,460,545	267,633
	Philip Morris International Inc.	2,652,320	257,859
	Altria Group Inc.	3,340,524	211,221
	NIKE Inc. Class B	2,305,808	121,401
	Colgate-Palmolive Co.	1,524,236	113,007
	Mondelez International Inc. Class A	2,526,535	110,915
	Kraft Heinz Co.	1,047,725	93,782
	Ford Motor Co.	6,671,813	80,529
	Kimberly-Clark Corp.	614,874	77,560
	Monsanto Co.	748,138	76,460
	General Motors Co.	2,403,412	76,356
	Reynolds American Inc.	1,464,261	69,040
	General Mills Inc.	1,025,068	65,481
	Activision Blizzard Inc.	1,140,974	50,545
	Constellation Brands Inc. Class A	287,811	47,918
	Newell Brands Inc.	824,460	43,416
	Archer-Daniels-Midland Co.	1,002,495	42,275
*	Electronic Arts Inc.	488,559	41,723
*	Tesla Motors Inc.	190,668	38,902
	Tyson Foods Inc. Class A	512,741	38,286
*	Monster Beverage Corp.	244,116	35,839
	ConAgra Foods Inc.	751,231	35,391
	Estee Lauder Cos. Inc. Class A	379,691	33,625
	Delphi Automotive plc	466,408	33,264
	Molson Coors Brewing Co. Class B	298,448	32,770
	Kellogg Co.	419,195	32,475
	VF Corp.	567,314	31,798
	Stanley Black & Decker Inc.	257,218	31,633
	Dr Pepper Snapple Group Inc.	316,938	28,940
	Clorox Co.	221,359	27,710
	JM Smucker Co.	194,777	26,400
	Mead Johnson Nutrition Co.	318,446	25,160
	Genuine Parts Co.	242,465	24,356
	Hershey Co.	234,570	22,425
*	Mohawk Industries Inc.	107,763	21,589
	Church & Dwight Co. Inc.	440,470	21,107
	Whirlpool Corp.	129,585	21,014
	McCormick & Co. Inc.	196,656	19,650

	Campbell Soup Co.	342,901	18,757
	DR Horton Inc.	604,716	18,262
*	LKQ Corp.	498,877	17,690
	Mattel Inc.	582,375	17,634
	Coach Inc.	476,933	17,437
	Hormel Foods Corp.	452,997	17,182
*	WhiteWave Foods Co. Class A	303,034	16,494
	Ingredion Inc.	123,412	16,421
	Hanesbrands Inc.	645,988	16,311
	Harley-Davidson Inc.	308,959	16,248
	Hasbro Inc.	192,735	15,290
	PVH Corp.	138,205	15,272
	Lear Corp.	125,822	15,252
	Snap-on Inc.	99,177	15,071
	Goodyear Tire & Rubber Co.	453,694	14,654
	Brown-Forman Corp. Class B	307,086	14,568
	Bunge Ltd.	238,475	14,125
	Lennar Corp. Class A	305,369	12,929
*	Michael Kors Holdings Ltd.	274,141	12,827
	BorgWarner Inc.	347,542	12,227
*	Middleby Corp.	98,462	12,172
*,^ Under Armour Inc. Class A		313,539	12,128
*	Under Armour Inc.	319,012	10,802
	PulteGroup Inc.	531,586	10,653
	Leucadia National Corp.	556,331	10,593
	Leggett & Platt Inc.	229,145	10,444
*	NVR Inc.	6,317	10,359
*	WABCO Holdings Inc.	91,135	10,347
	Harman International Industries Inc.	120,423	10,170
	Pinnacle Foods Inc.	201,419	10,105
*	lululemon athletica Inc.	163,182	9,951
	Ralph Lauren Corp. Class A	97,228	9,834
	Gentex Corp.	492,798	8,654
*	TreeHouse Foods Inc.	97,032	8,460
	Polaris Industries Inc.	104,784	8,114
*	Post Holdings Inc.	105,007	8,103
*	Edgewell Personal Care Co.	101,304	8,056
*	Toll Brothers Inc.	258,721	7,725
	Brunswick Corp.	154,597	7,541
*,^ Herbalife Ltd.		119,133	7,385
	Carter's Inc.	82,289	7,135
	Thor Industries Inc.	80,514	6,820
*	Take-Two Interactive Software Inc.	147,100	6,631
	Pool Corp.	68,183	6,445
*	Hain Celestial Group Inc.	176,345	6,274
	Nu Skin Enterprises Inc. Class A	90,763	5,880
	Spectrum Brands Holdings Inc.	40,584	5,588
	B&G Foods Inc.	113,263	5,570
*	Tenneco Inc.	92,920	5,414
	Energizer Holdings Inc.	106,053	5,298
*	Skechers U.S.A. Inc. Class A	227,957	5,220
*	Tempur Sealy International Inc.	88,242	5,007
	Flowers Foods Inc.	319,360	4,829
	Tupperware Brands Corp.	73,292	4,791
	Snyder's-Lance Inc.	131,485	4,415
	CalAtlantic Group Inc.	131,399	4,394
	Lancaster Colony Corp.	32,791	4,331

	Avon Products Inc.	744,792	4,216
	Visteon Corp.	58,300	4,178
*	Vista Outdoor Inc.	104,289	4,157
*	Helen of Troy Ltd.	47,661	4,107
	Dana Inc.	253,837	3,957
	Drew Industries Inc.	39,924	3,913
*	Manitowoc Foodservice Inc.	235,574	3,821
*	Darling Ingredients Inc.	282,488	3,816
*	Kate Spade & Co.	219,639	3,762
	Wolverine World Wide Inc.	161,598	3,722
	Cooper Tire & Rubber Co.	94,958	3,610
*	Zynga Inc. Class A	1,239,216	3,606
	Vector Group Ltd.	167,377	3,604
*	Dorman Products Inc.	56,375	3,602
*	Blue Buffalo Pet Products Inc.	150,780	3,583
*,^ Fitbit Inc. Class A		237,618	3,526
	Fresh Del Monte Produce Inc.	56,665	3,394
*	Deckers Outdoor Corp.	55,738	3,319
*	TRI Pointe Group Inc.	251,173	3,310
*	Steven Madden Ltd.	95,758	3,309
	Sanderson Farms Inc.	33,054	3,184
	HNI Corp.	77,948	3,102
	J&J Snack Foods Corp.	25,399	3,026
	Herman Miller Inc.	102,940	2,944
	KB Home	177,325	2,858
*	iRobot Corp.	63,652	2,799
*	Cooper-Standard Holding Inc.	28,194	2,786
	Columbia Sportswear Co.	48,387	2,745
	WD-40 Co.	23,252	2,614
	Dean Foods Co.	159,202	2,611
	Universal Corp.	43,451	2,530
*	ACCO Brands Corp.	259,490	2,501
	La-Z-Boy Inc.	99,037	2,432
*	Meritage Homes Corp.	67,759	2,351
*	Boston Beer Co. Inc. Class A	15,092	2,343
	Pilgrim's Pride Corp.	110,709	2,338
	Nutrisystem Inc.	75,942	2,255
*	Central Garden & Pet Co. Class A	90,829	2,253
	Interface Inc. Class A	131,127	2,189
*	Cavco Industries Inc.	21,565	2,136
*	American Axle & Manufacturing Holdings Inc.	122,130	2,103
	Ethan Allen Interiors Inc.	66,547	2,081
	Schweitzer-Mauduit International Inc.	53,619	2,068
	Standard Motor Products Inc.	43,157	2,061
^	Coty Inc. Class A	87,388	2,054
	Andersons Inc.	56,596	2,048
	Knoll Inc.	88,411	2,020
*	Fossil Group Inc.	71,138	1,976
*	Gentherm Inc.	62,694	1,970
*	Select Comfort Corp.	90,407	1,953
*	G-III Apparel Group Ltd.	66,946	1,951
	Steelcase Inc. Class A	137,323	1,907
	MDC Holdings Inc.	73,333	1,892
^	Cal-Maine Foods Inc.	48,915	1,885
	Briggs & Stratton Corp.	100,277	1,870
*	Nautilus Inc.	81,958	1,862
	Coca-Cola Bottling Co. Consolidated	11,437	1,695

	DTS Inc.	39,783	1,692
*	USANA Health Sciences Inc.	12,018	1,663
	Callaway Golf Co.	141,983	1,648
	Oxford Industries Inc.	23,101	1,564
	Inter Parfums Inc.	47,742	1,541
*	Unifi Inc.	51,513	1,516
	Calavo Growers Inc.	22,649	1,482
*,^ Wayfair Inc.		37,610	1,481
*	US Foods Holding Corp.	61,376	1,449
*,^ GoPro Inc. Class A		84,311	1,406
	Medifast Inc.	37,033	1,399
*	Crocs Inc.	160,292	1,330
*	Motorcar Parts of America Inc.	46,209	1,330
*	Seaboard Corp.	386	1,328
*	Central Garden & Pet Co.	49,611	1,290
	John B Sanfilippo & Son Inc.	24,763	1,271
*	Universal Electronics Inc.	16,796	1,251
*	Beazer Homes USA Inc.	106,530	1,242
^	Tootsie Roll Industries Inc.	32,767	1,207
	Superior Industries International Inc.	38,170	1,113
	Winnebago Industries Inc.	46,953	1,107
	Movado Group Inc.	51,303	1,102
*	Modine Manufacturing Co.	92,595	1,098
	Flexsteel Industries Inc.	20,857	1,079
*	Farmer Brothers Co.	29,567	1,051
	Culp Inc.	31,801	947
	Bassett Furniture Industries Inc.	40,471	941
*,^ Jamba Inc.		77,298	844
*	Iconix Brand Group Inc.	102,966	836
*	M/I Homes Inc.	35,295	832
*	Omega Protein Corp.	35,041	819
	Lennar Corp. Class B	24,267	815
*	Perry Ellis International Inc.	42,014	810
*	Federal-Mogul Holdings Corp.	84,076	808
*	Revlon Inc. Class A	21,266	782
*	Taylor Morrison Home Corp. Class A	42,091	741
*,^ National Beverage Corp.		15,887	700
*	Stoneridge Inc.	37,471	689
	Kimball International Inc. Class B	53,064	687
*	Eastman Kodak Co.	42,648	640
	Arctic Cat Inc.	37,179	576
*	Vera Bradley Inc.	36,562	554
*	JAKKS Pacific Inc.	57,538	497
*	Primo Water Corp.	40,617	493
	Libbey Inc.	27,412	489
	Alico Inc.	18,161	488
*	Glu Mobile Inc.	213,571	478
*	Cherokee Inc.	45,991	474
	Hooker Furniture Corp.	19,289	472
*	Alliance One International Inc.	24,257	464
	National Presto Industries Inc.	4,899	430
	MGP Ingredients Inc.	10,002	405
	Phibro Animal Health Corp. Class A	14,600	397
	Tower International Inc.	16,150	389
	Marine Products Corp.	43,390	389
*	Core Molding Technologies Inc.	22,260	376
*	Lifeway Foods Inc.	20,817	353

	Weyco Group Inc.	12,387	333
*	Sequential Brands Group Inc.	39,641	317
*	LGI Homes Inc.	8,055	297
*	ZAGG Inc.	33,148	269
*	Dixie Group Inc.	49,812	249
*	Lifevantage Corp.	24,901	236
*	AdvancePierre Foods Holdings Inc.	8,500	234
*	Nutraceutical International Corp.	6,763	211
	Strattec Security Corp.	5,741	203
*	Shiloh Industries Inc.	28,486	201
	Oil-Dri Corp. of America	5,275	199
*	Craft Brew Alliance Inc.	10,411	196
	Johnson Outdoors Inc. Class A	5,006	182
*	Inventure Foods Inc.	18,959	178
	Escalade Inc.	13,847	177
	Limoneira Co.	9,066	171
	Nature's Sunshine Products Inc.	10,016	160
*	Natural Alternatives International Inc.	12,166	160
*	Hovnanian Enterprises Inc. Class A	91,200	154
*	Coffee Holding Co. Inc.	27,694	154
	Lifetime Brands Inc.	11,235	151
*	Black Diamond Inc.	27,241	140
*	S&W Seed Co.	27,184	139
*	Skullcandy Inc.	21,313	135
	Mannatech Inc.	7,199	129
	Orchids Paper Products Co.	4,683	128
*	William Lyon Homes Class A	6,000	111
	LS Starrett Co. Class A	11,175	110
*	Fox Factory Holding Corp.	3,800	87
*	Delta Apparel Inc.	5,153	85
*	Amplify Snack Brands Inc.	5,173	84
	Rocky Brands Inc.	6,414	68
*	Female Health Co.	52,315	64
*	Valvoline Inc.	2,680	63
*	WCI Communities Inc.	2,407	57
*	US Auto Parts Network Inc.	16,787	55
*	Seneca Foods Corp. Class A	1,806	51
	Superior Uniform Group Inc.	2,555	51
*	elf Beauty Inc.	1,780	50
*	Summer Infant Inc.	22,600	49
*	Zedge Inc. Class B	14,082	48
*	Malibu Boats Inc. Class A	3,100	46
	Crown Crafts Inc.	4,278	43
*	Emerson Radio Corp.	37,808	39
*,^ Vuzix Corp.		3,300	29
	Acme United Corp.	1,375	28
*	Skyline Corp.	2,012	28
	Stanley Furniture Co. Inc.	15,291	27
*	Freshpet Inc.	3,032	26
*	Lakeland Industries Inc.	1,900	19
*	Century Communities Inc.	789	17
	MCBC Holdings Inc.	1,211	14
	CompX International Inc.	1,065	12
	Titan International Inc.	1,144	12
*	Willamette Valley Vineyards Inc.	1,400	11
	Golden Enterprises Inc.	755	9
*	DS Healthcare Group Inc.	11,481	8

* Crystal Rock Holdings Inc.	7,780	7
* Cyanotech Corp.	997	4
		3,940,075
Consumer Services (13.1%)
* Amazon.com Inc.	688,940	576,856
Comcast Corp. Class A	4,107,361	272,482
Home Depot Inc.	2,112,489	271,835
Walt Disney Co.	2,472,914	229,635
Wal-Mart Stores Inc.	2,397,800	172,929
McDonald's Corp.	1,458,999	168,310
CVS Health Corp.	1,832,553	163,079
Starbucks Corp.	2,382,125	128,968
Walgreens Boots Alliance Inc.	1,572,852	126,803
* Priceline Group Inc.	84,735	124,687
Costco Wholesale Corp.	749,055	114,238
Lowe's Cos. Inc.	1,515,027	109,400
Time Warner Inc.	1,263,368	100,577
* Charter Communications Inc. Class A	347,407	93,789
TJX Cos. Inc.	1,073,647	80,287
* Netflix Inc.	696,417	68,632
Target Corp.	982,843	67,502
McKesson Corp.	385,950	64,357
* eBay Inc.	1,833,825	60,333
Yum! Brands Inc.	633,317	57,512
Twenty-First Century Fox Inc. Class A	2,095,316	50,749
Delta Air Lines Inc.	1,280,440	50,398
Kroger Co.	1,627,404	48,301
Ross Stores Inc.	685,527	44,079
* O'Reilly Automotive Inc.	156,370	43,801
Sysco Corp.	867,097	42,496
Cardinal Health Inc.	544,743	42,327
Southwest Airlines Co.	1,060,394	41,239
Las Vegas Sands Corp.	679,457	39,096
* AutoZone Inc.	49,978	38,400
CBS Corp. Class B	684,811	37,487
Omnicom Group Inc.	405,585	34,475
Marriott International Inc.	500,153	33,675
American Airlines Group Inc.	906,070	33,171
Carnival Corp.	671,402	32,778
Nielsen Holdings plc	584,833	31,330
Dollar General Corp.	440,198	30,809
* Dollar Tree Inc.	382,855	30,219
L Brands Inc.	417,830	29,570
AmerisourceBergen Corp. Class A	312,977	25,282
Expedia Inc.	210,986	24,626
* United Continental Holdings Inc.	468,598	24,587
* Ulta Salon Cosmetics & Fragrance Inc.	101,527	24,161
Viacom Inc. Class B	610,615	23,264
Royal Caribbean Cruises Ltd.	294,431	22,068
* MGM Resorts International	822,057	21,398
Hilton Worldwide Holdings Inc.	930,800	21,343
* Chipotle Mexican Grill Inc. Class A	49,821	21,099
* DISH Network Corp. Class A	367,785	20,147
Macy's Inc.	527,262	19,535
Best Buy Co. Inc.	470,054	17,947
Advance Auto Parts Inc.	119,631	17,839
* CarMax Inc.	330,038	17,608

Aramark	416,471	15,838
Foot Locker Inc.	232,270	15,729
Whole Foods Market Inc.	547,669	15,526
Tractor Supply Co.	228,577	15,395
Interpublic Group of Cos. Inc.	686,539	15,344
* Liberty Interactive Corp. QVC Group Class A	731,991	14,647
Alaska Air Group Inc.	210,262	13,848
Kohl's Corp.	315,971	13,824
* Rite Aid Corp.	1,793,400	13,791
Wynn Resorts Ltd.	139,280	13,569
Tiffany & Co.	182,737	13,272
Domino's Pizza Inc.	85,509	12,985
Wyndham Worldwide Corp.	191,023	12,862
Darden Restaurants Inc.	205,417	12,596
* Sirius XM Holdings Inc.	2,961,236	12,348
* TripAdvisor Inc.	192,757	12,178
News Corp. Class A	851,810	11,908
FactSet Research Systems Inc.	69,562	11,276
Bed Bath & Beyond Inc.	252,638	10,891
^ Nordstrom Inc.	207,566	10,769
* Discovery Communications Inc.	403,249	10,610
* Norwegian Cruise Line Holdings Ltd.	271,866	10,249
KAR Auction Services Inc.	235,886	10,181
* Liberty SiriusXM Group	304,305	10,167
Twenty-First Century Fox Inc.	406,413	10,055
Signet Jewelers Ltd.	133,852	9,976
* Burlington Stores Inc.	122,013	9,886
Vail Resorts Inc.	61,798	9,695
* JetBlue Airways Corp.	553,376	9,540
Staples Inc.	1,112,069	9,508
Sabre Corp.	332,876	9,380
* Copart Inc.	171,944	9,209
* VCA Inc.	131,363	9,193
H&R Block Inc.	382,975	8,866
Scripps Networks Interactive Inc. Class A	138,363	8,785
Dun & Bradstreet Corp.	62,161	8,492
Service Corp. International	314,015	8,334
Gap Inc.	373,392	8,304
Dick's Sporting Goods Inc.	144,597	8,202
Dunkin' Brands Group Inc.	156,874	8,170
TEGNA Inc.	371,246	8,115
Casey's General Stores Inc.	67,024	8,053
* ServiceMaster Global Holdings Inc.	231,568	7,799
* Panera Bread Co. Class A	38,359	7,469
Williams-Sonoma Inc.	136,981	6,997
* Discovery Communications Inc. Class A	258,054	6,947
Cinemark Holdings Inc.	178,455	6,831
Six Flags Entertainment Corp.	127,318	6,826
* Sally Beauty Holdings Inc.	249,703	6,412
* GrubHub Inc.	145,720	6,265
CST Brands Inc.	129,096	6,208
* Live Nation Entertainment Inc.	225,122	6,186
* AutoNation Inc.	123,131	5,998
* Madison Square Garden Co. Class A	34,046	5,768
* Liberty SiriusXM Group	165,869	5,636
* AMC Networks Inc. Class A	104,468	5,418
^ Cracker Barrel Old Country Store Inc.	40,852	5,401

* Pandora Media Inc.	375,337	5,379
Jack in the Box Inc.	55,922	5,365
* Spirit Airlines Inc.	121,514	5,168
* Bright Horizons Family Solutions Inc.	76,371	5,108
* Sprouts Farmers Market Inc.	245,758	5,075
* Avis Budget Group Inc.	145,959	4,993
American Eagle Outfitters Inc.	279,125	4,985
* Hertz Global Holdings Inc.	123,105	4,944
Rollins Inc.	167,988	4,919
Tribune Media Co. Class A	134,073	4,896
GameStop Corp. Class A	177,455	4,896
* Yelp Inc. Class A	116,774	4,870
Dolby Laboratories Inc. Class A	89,647	4,867
* Urban Outfitters Inc.	140,947	4,866
Brinker International Inc.	95,561	4,819
* JC Penney Co. Inc.	500,032	4,610
Cable One Inc.	7,876	4,600
* Murphy USA Inc.	63,963	4,564
* Buffalo Wild Wings Inc.	32,258	4,540
* Cabela's Inc.	82,088	4,509
* Starz	144,019	4,492
* Beacon Roofing Supply Inc.	102,215	4,300
* Michaels Cos. Inc.	176,456	4,265
John Wiley & Sons Inc. Class A	82,407	4,253
* Hawaiian Holdings Inc.	87,386	4,247
Texas Roadhouse Inc. Class A	108,558	4,237
Big Lots Inc.	84,773	4,048
Cheesecake Factory Inc.	79,046	3,957
Wendy's Co.	364,378	3,935
Chemed Corp.	26,967	3,804
* Five Below Inc.	93,795	3,779
* Groupon Inc. Class A	730,953	3,764
Lithia Motors Inc. Class A	38,861	3,712
Graham Holdings Co. Class B	7,527	3,623
Papa John's International Inc.	44,454	3,505
^ Regal Entertainment Group Class A	159,165	3,462
* Media General Inc.	186,947	3,445
Sinclair Broadcast Group Inc. Class A	118,717	3,429
Bloomin' Brands Inc.	196,756	3,392
* Acxiom Corp.	127,020	3,385
Office Depot Inc.	946,127	3,378
Churchill Downs Inc.	22,971	3,362
Meredith Corp.	64,564	3,357
* United Natural Foods Inc.	81,980	3,283
Lions Gate Entertainment Corp.	163,535	3,269
Matthews International Corp. Class A	53,725	3,264
* Grand Canyon Education Inc.	80,544	3,253
AMERCO	10,031	3,252
Interval Leisure Group Inc.	189,339	3,251
Sotheby's	85,336	3,245
Monro Muffler Brake Inc.	52,693	3,223
^ Penske Automotive Group Inc.	66,598	3,209
Aaron's Inc.	125,065	3,179
* WebMD Health Corp.	63,198	3,141
Hillenbrand Inc.	97,583	3,088
Allegiant Travel Co. Class A	22,693	2,997
* Caesars Acquisition Co. Class A	236,516	2,938

	Nexstar Broadcasting Group Inc. Class A	50,499	2,914
*	Houghton Mifflin Harcourt Co.	211,380	2,835
	PriceSmart Inc.	33,776	2,829
*	Dave & Buster's Entertainment Inc.	71,852	2,815
	Children's Place Inc.	34,699	2,771
	Morningstar Inc.	34,790	2,758
	Chico's FAS Inc.	231,035	2,749
	Core-Mark Holding Co. Inc.	75,631	2,708
*	Boyd Gaming Corp.	135,025	2,671
	New York Times Co. Class A	219,129	2,619
*	Hyatt Hotels Corp. Class A	53,044	2,611
	Choice Hotels International Inc.	57,877	2,609
*	Liberty TripAdvisor Holdings Inc. Class A	118,955	2,599
	Marriott Vacations Worldwide Corp.	34,670	2,542
*	Shutterfly Inc.	55,899	2,495
*	Belmond Ltd. Class A	195,946	2,491
	Extended Stay America Inc.	171,454	2,435
*	Stamps.com Inc.	25,736	2,432
	GNC Holdings Inc. Class A	117,998	2,410
	DSW Inc. Class A	115,997	2,376
	Time Inc.	163,578	2,369
	SkyWest Inc.	89,530	2,365
	Gannett Co. Inc.	202,198	2,354
	Caleres Inc.	93,019	2,352
*	Diplomat Pharmacy Inc.	83,813	2,348
*	SUPERVALU Inc.	467,293	2,332
*	Popeyes Louisiana Kitchen Inc.	43,727	2,324
*,^ Restoration Hardware Holdings Inc.		66,579	2,302
	Group 1 Automotive Inc.	35,991	2,299
	DineEquity Inc.	28,992	2,296
*	Asbury Automotive Group Inc.	40,303	2,244
	Scholastic Corp.	56,999	2,244
	DeVry Education Group Inc.	96,962	2,236
*	comScore Inc.	72,802	2,232
	HSN Inc.	54,771	2,180
*,^ SolarCity Corp.		110,706	2,165
*	Liberty Media Group LLC	76,748	2,160
	Dillard's Inc. Class A	33,799	2,130
	Sonic Corp.	81,210	2,126
*	Genesco Inc.	38,707	2,108
*	Denny's Corp.	194,934	2,084
*	Carmike Cinemas Inc.	63,451	2,074
	SpartanNash Co.	68,750	1,988
*	MSG Networks Inc.	105,443	1,962
	AMC Entertainment Holdings Inc.	61,792	1,921
	Finish Line Inc. Class A	80,714	1,863
	Abercrombie & Fitch Co.	117,181	1,862
	Bob Evans Farms Inc.	47,976	1,838
	Cato Corp. Class A	54,869	1,805
*	Hibbett Sports Inc.	44,671	1,782
	Capella Education Co.	30,206	1,753
*	La Quinta Holdings Inc.	154,970	1,733
*	Ascena Retail Group Inc.	305,427	1,707
*	Express Inc.	137,220	1,618
	SeaWorld Entertainment Inc.	119,193	1,607
*	Clean Energy Fuels Corp.	356,294	1,593
*	BJ's Restaurants Inc.	44,345	1,576

*	Gray Television Inc.	151,817	1,573
*	Etsy Inc.	109,413	1,562
*	Isle of Capri Casinos Inc.	69,078	1,539
	Ingles Markets Inc. Class A	38,487	1,522
	International Speedway Corp. Class A	45,179	1,510
	Guess? Inc.	102,476	1,497
	National CineMedia Inc.	99,356	1,463
*	Rush Enterprises Inc. Class A	59,352	1,453
	PetMed Express Inc.	71,306	1,446
*	Francesca's Holdings Corp.	93,164	1,438
*	Ollie's Bargain Outlet Holdings Inc.	53,865	1,412
*	Angie's List Inc.	142,393	1,411
*	Penn National Gaming Inc.	101,845	1,382
	Blue Nile Inc.	38,372	1,321
	Carriage Services Inc. Class A	55,642	1,316
*	Herc Holdings Inc.	39,024	1,315
*	Vitamin Shoppe Inc.	48,650	1,306
	Tailored Brands Inc.	82,291	1,292
*	XO Group Inc.	65,765	1,271
*	Pinnacle Entertainment Inc.	100,446	1,240
*	Chuy's Holdings Inc.	43,076	1,204
^	Buckle Inc.	49,781	1,196
*	EW Scripps Co. Class A	74,181	1,180
*	Scientific Games Corp. Class A	103,892	1,171
	Rent-A-Center Inc.	89,653	1,133
*	Liberty Media Group LLC Class A	39,307	1,126
*	Regis Corp.	89,353	1,121
*	Biglari Holdings Inc.	2,510	1,094
*	Virgin America Inc.	20,229	1,082
*	Strayer Education Inc.	22,922	1,070
	ClubCorp Holdings Inc.	69,965	1,012
	Weis Markets Inc.	18,830	998
*	Bankrate Inc.	116,023	984
*	Red Robin Gourmet Burgers Inc.	21,837	981
*	1-800-Flowers.com Inc. Class A	106,180	974
*	Autobytel Inc.	54,230	965
*	Liberty Braves Group	54,594	949
*	Tuesday Morning Corp.	155,879	932
*,^ Lumber Liquidators Holdings Inc.		47,173	928
	Barnes & Noble Inc.	79,820	902
*	America's Car-Mart Inc.	24,752	901
*	American Public Education Inc.	45,433	900
*	Quotient Technology Inc.	66,838	890
	Entercom Communications Corp. Class A	67,227	870
*,^ Sears Holdings Corp.		73,599	843
*	Performance Food Group Co.	33,383	828
	Clear Channel Outdoor Holdings Inc. Class A	139,408	814
*	Fiesta Restaurant Group Inc.	33,761	810
	Marcus Corp.	32,207	806
*	Liquidity Services Inc.	70,010	787
	Haverty Furniture Cos. Inc.	39,226	786
	Sonic Automotive Inc. Class A	40,953	770
*	MarineMax Inc.	36,743	770
	New Media Investment Group Inc.	49,125	761
	CSS Industries Inc.	29,709	760
	Entravision Communications Corp. Class A	99,100	756
^	World Wrestling Entertainment Inc. Class A	35,449	755

*	Party City Holdco Inc.	43,791	750
	Big 5 Sporting Goods Corp.	54,827	747
	Pier 1 Imports Inc.	169,986	721
	Citi Trends Inc.	35,892	715
	A H Belo Corp. Class A	96,630	710
*,^ Weight Watchers International Inc.		66,649	688
*	Ascent Capital Group Inc. Class A	29,607	686
*	FTD Cos. Inc.	33,230	684
	Fred's Inc. Class A	73,593	667
*	Overstock.com Inc.	43,265	663
*	Build-A-Bear Workshop Inc.	63,083	654
*	Apollo Education Group Inc.	80,540	640
*	Century Casinos Inc.	87,616	605
*	Planet Fitness Inc. Class A	29,038	583
	MDC Partners Inc. Class A	54,267	582
*	Carrols Restaurant Group Inc.	43,411	573
	Ruth's Hospitality Group Inc.	39,473	557
*	K12 Inc.	38,674	555
*	Barnes & Noble Education Inc.	53,292	510
*,^ Caesars Entertainment Corp.		66,883	498
	Shoe Carnival Inc.	18,658	497
*,^ Conn's Inc.		47,531	491
*	Monarch Casino & Resort Inc.	19,267	485
*	Lee Enterprises Inc.	124,235	466
*	Providence Service Corp.	9,530	463
*,^ Lands' End Inc.		30,630	444
*	Titan Machinery Inc.	42,180	439
	Collectors Universe Inc.	23,593	437
*	Zumiez Inc.	23,621	425
*	Kirkland's Inc.	33,879	413
*	Tile Shop Holdings Inc.	24,203	401
	Speedway Motorsports Inc.	22,088	395
*	Del Frisco's Restaurant Group Inc.	28,679	386
*	Demand Media Inc.	67,540	384
*	Destination XL Group Inc.	88,423	383
*	RetailMeNot Inc.	36,600	362
	Wingstop Inc. Class A	11,411	334
	Red Rock Resorts Inc. Class A	13,873	327
*	J Alexander's Holdings Inc.	32,109	325
*	Cambium Learning Group Inc.	57,983	315
*	Career Education Corp.	45,582	310
*	Chefs' Warehouse Inc.	27,680	308
*	Ruby Tuesday Inc.	122,912	307
*	SP Plus Corp.	11,985	306
*	Marchex Inc. Class B	110,495	306
*	Zoe's Kitchen Inc.	13,634	303
*	Daily Journal Corp.	1,360	298
*	Bridgepoint Education Inc.	41,209	283
*	Global Eagle Entertainment Inc.	33,849	281
*	Liberty Braves Group Class A	15,985	279
*	Reading International Inc. Class A	20,671	276
*	Gaia Inc. Class A	35,786	258
*	Care.com Inc.	25,285	252
	Bon-Ton Stores Inc.	139,487	239
*	Natural Grocers by Vitamin Cottage Inc.	21,003	234
*	Smart & Final Stores Inc.	17,675	226
*	Shake Shack Inc. Class A	6,413	222

*	tronc Inc.	12,900	218
*	Eldorado Resorts Inc.	15,423	217
	Stage Stores Inc.	36,773	206
*	Town Sports International Holdings Inc.	65,935	204
*	RealNetworks Inc.	45,580	203
	TheStreet Inc.	181,048	199
*	Bravo Brio Restaurant Group Inc.	41,392	198
*	Christopher & Banks Corp.	131,321	190
	Stein Mart Inc.	29,959	190
	McClatchy Co. Class A	11,484	185
*	EVINE Live Inc.	78,989	181
*	Avid Technology Inc.	20,459	162
	Harte-Hanks Inc.	95,721	155
*	Luby's Inc.	35,510	152
	Saga Communications Inc. Class A	3,223	146
*,^ Famous Dave's of America Inc.		25,956	142
*	TrueCar Inc.	14,400	136
*	Rubicon Project Inc.	16,169	134
	Destination Maternity Corp.	17,667	125
*,^ Rave Restaurant Group Inc.		39,164	118
*	Cumulus Media Inc. Class A	358,254	118
*,^ hhgregg Inc.		57,211	105
	Village Super Market Inc. Class A	3,022	97
*	West Marine Inc.	11,266	93
	Ark Restaurants Corp.	3,854	88
*,^ bebe stores inc		124,638	87
*	Del Taco Restaurants Inc.	7,200	86
*	Spark Networks Inc.	53,035	84
*	Potbelly Corp.	6,657	83
*	QuinStreet Inc.	27,046	82
*	Noodles & Co. Class A	17,000	81
*	Morgans Hotel Group Co.	39,926	81
*	Red Lion Hotels Corp.	9,601	80
*	Radio One Inc.	25,730	78
*	New York & Co. Inc.	34,183	77
	RCI Hospitality Holdings Inc.	6,664	77
*	Everyday Health Inc.	9,648	74
*	Boot Barn Holdings Inc.	6,517	74
*	TubeMogul Inc.	7,202	68
	CBS Corp. Class A	1,214	67
	Salem Media Group Inc. Class A	10,229	60
*	Dover Downs Gaming & Entertainment Inc.	52,774	58
	Liberty Tax Inc.	4,055	52
	News Corp. Class B	3,627	52
*	El Pollo Loco Holdings Inc.	3,512	44
*	Chegg Inc.	5,954	42
*	Diversified Restaurant Holdings Inc.	34,766	40
*	TechTarget Inc.	5,000	40
*,^ YOU On Demand Holdings Inc.		23,900	37
*	Fogo De Chao Inc.	2,919	31
	Natural Health Trends Corp.	1,000	28
*,^ Digital Turbine Inc.		24,819	26
*	Container Store Group Inc.	4,572	23
*	Papa Murphy's Holdings Inc.	3,000	19
*	Bojangles' Inc.	1,200	19
	Golden Entertainment Inc.	1,523	19
*	Insignia Systems Inc.	7,050	17

* Trade Desk Inc. Class A	511	15
* Cosi Inc.	205,033	15
Educational Development Corp.	1,122	13
National American University Holdings Inc.	5,908	12
* Gordmans Stores Inc.	12,763	11
* MaxPoint Interactive Inc.	1,134	10
Emmis Communications Corp. Class A	2,200	9
Flanigan's Enterprises Inc.	329	8
* Gaming Partners International Corp.	609	6
* Tilly's Inc. Class A	603	6
* Radio One Inc. Class A	1,680	5
* Interpace Diagnostics Group Inc.	21,652	3
* PCM Inc.	63	1
* Profire Energy Inc.	171	—
* ITT Educational Services Inc.	3,804	—
* SPAR Group Inc.	29	—
* Universal Travel Group	118	—
		5,108,127
Financials (18.8%)
* Berkshire Hathaway Inc. Class B	3,210,486	463,819
JPMorgan Chase & Co.	6,175,380	411,219
Wells Fargo & Co.	7,763,660	343,775
Bank of America Corp.	17,526,808	274,295
Visa Inc. Class A	3,233,675	267,425
Citigroup Inc.	4,718,891	222,873
Mastercard Inc.	1,657,927	168,727
US Bancorp	2,779,848	119,228
Simon Property Group Inc.	537,226	111,211
American International Group Inc.	1,739,034	103,194
Goldman Sachs Group Inc.	623,912	100,618
Chubb Ltd.	755,389	94,915
American Express Co.	1,342,519	85,975
American Tower Corporation	727,481	82,445
Morgan Stanley	2,451,470	78,594
PNC Financial Services Group Inc.	840,236	75,697
Bank of New York Mellon Corp.	1,745,868	69,625
MetLife Inc.	1,503,022	66,779
BlackRock Inc.	181,196	65,676
Charles Schwab Corp.	2,035,796	64,270
Capital One Financial Corp.	875,607	62,895
Prudential Financial Inc.	754,141	61,576
Marsh & McLennan Cos. Inc.	889,324	59,807
CME Group Inc.	550,456	57,534
S&P Global Inc.	451,399	57,129
Travelers Cos. Inc.	492,909	56,463
Public Storage	251,991	56,229
Crown Castle International Corp.	577,167	54,375
BB&T Corp.	1,392,539	52,527
Intercontinental Exchange Inc.	193,501	52,121
Aon plc	454,097	51,081
Aflac Inc.	706,319	50,763
Prologis Inc.	897,813	48,069
Welltower Inc.	611,969	45,757
Allstate Corp.	638,725	44,187
Equinix Inc.	121,521	43,778
Ventas Inc.	600,768	42,432
State Street Corp.	600,142	41,788

AvalonBay Communities Inc.	234,794	41,756
Weyerhaeuser Co.	1,280,151	40,888
Equity Residential	625,040	40,209
Discover Financial Services	690,148	39,028
Synchrony Financial	1,354,491	37,926
SunTrust Banks Inc.	855,012	37,450
Boston Properties Inc.	262,852	35,824
Progressive Corp.	994,891	31,339
Moody's Corp.	281,781	30,511
HCP Inc.	799,413	30,338
Willis Towers Watson plc	224,340	29,786
Realty Income Corp.	442,116	29,591
Vornado Realty Trust	290,604	29,412
Hartford Financial Services Group Inc.	671,215	28,741
M&T Bank Corp.	244,086	28,338
Ameriprise Financial Inc.	276,026	27,539
Equifax Inc.	203,874	27,437
T. Rowe Price Group Inc.	403,704	26,846
Fifth Third Bancorp	1,309,883	26,800
Principal Financial Group Inc.	494,503	25,472
Northern Trust Corp.	369,812	25,144
General Growth Properties Inc.	907,603	25,050
Essex Property Trust Inc.	111,981	24,938
Digital Realty Trust Inc.	251,113	24,388
* IHS Markit Ltd.	612,397	22,996
KeyCorp	1,849,057	22,503
Citizens Financial Group Inc.	902,574	22,303
Invesco Ltd.	711,899	22,261
Regions Financial Corp.	2,161,320	21,332
Franklin Resources Inc.	598,813	21,300
* Markel Corp.	22,733	21,114
Loews Corp.	491,625	20,230
Cincinnati Financial Corp.	267,308	20,160
Host Hotels & Resorts Inc.	1,275,163	19,854
Kimco Realty Corp.	682,266	19,752
First Republic Bank	254,853	19,652
Lincoln National Corp.	407,712	19,154
Macerich Co.	233,293	18,866
Federal Realty Investment Trust	122,176	18,807
SL Green Realty Corp.	171,581	18,548
Huntington Bancshares Inc.	1,854,963	18,290
Annaly Capital Management Inc.	1,737,612	18,245
* Liberty Broadband Corp.	248,069	17,732
Western Union Co.	837,974	17,447
VEREIT Inc.	1,650,238	17,113
FNF Group	449,764	16,601
UDR Inc.	456,629	16,434
Duke Realty Corp.	599,683	16,389
XL Group Ltd.	483,581	16,263
Extra Space Storage Inc.	204,050	16,204
Iron Mountain Inc.	427,589	16,047
* Arch Capital Group Ltd.	199,132	15,783
Arthur J Gallagher & Co.	302,736	15,400
Ally Financial Inc.	785,617	15,296
Alexandria Real Estate Equities Inc.	133,391	14,509
Brixmor Property Group Inc.	520,344	14,460
* CBRE Group Inc. Class A	516,477	14,451

Unum Group	405,591	14,321
TD Ameritrade Holding Corp.	406,174	14,314
Comerica Inc.	298,913	14,145
* E*TRADE Financial Corp.	475,670	13,852
Regency Centers Corp.	178,692	13,847
Everest Re Group Ltd.	72,175	13,711
Nasdaq Inc.	197,711	13,353
* Affiliated Managers Group Inc.	92,130	13,331
* Alleghany Corp.	25,082	13,169
MSCI Inc. Class A	156,379	13,126
National Retail Properties Inc.	251,344	12,781
Raymond James Financial Inc.	218,061	12,693
CIT Group Inc.	345,389	12,538
Camden Property Trust	149,448	12,515
Torchmark Corp.	195,531	12,492
* Berkshire Hathaway Inc. Class A	57	12,325
Apartment Investment & Management Co.	267,787	12,294
Mid-America Apartment Communities Inc.	129,221	12,145
Reinsurance Group of America Inc. Class A	109,370	11,805
Omega Healthcare Investors Inc.	330,751	11,725
WP Carey Inc.	180,567	11,652
American Campus Communities Inc.	223,099	11,349
SEI Investments Co.	248,812	11,348
New York Community Bancorp Inc.	789,683	11,237
Gaming and Leisure Properties Inc.	331,548	11,090
American Capital Agency Corp.	565,993	11,060
Kilroy Realty Corp.	157,756	10,940
Spirit Realty Capital Inc.	820,103	10,932
Zions Bancorporation	350,738	10,880
* Signature Bank	86,266	10,218
MarketAxess Holdings Inc.	61,166	10,128
Liberty Property Trust	250,901	10,124
Equity LifeStyle Properties Inc.	131,011	10,111
Voya Financial Inc.	348,047	10,031
* SVB Financial Group	89,013	9,840
Assurant Inc.	105,657	9,747
Forest City Realty Trust Inc. Class A	412,229	9,535
DDR Corp.	531,705	9,268
Lamar Advertising Co. Class A	141,644	9,251
Senior Housing Properties Trust	405,136	9,201
* Liberty Ventures Class A	230,679	9,197
WR Berkley Corp.	157,455	9,095
East West Bancorp Inc.	245,955	9,029
CBOE Holdings Inc.	138,829	9,003
Douglas Emmett Inc.	244,814	8,968
American Financial Group Inc.	118,882	8,916
Jones Lang LaSalle Inc.	77,325	8,799
Highwoods Properties Inc.	168,366	8,775
Sun Communities Inc.	111,206	8,727
Starwood Property Trust Inc.	386,641	8,707
Axis Capital Holdings Ltd.	158,476	8,610
EPR Properties	108,527	8,545
PacWest Bancorp	195,634	8,395
RenaissanceRe Holdings Ltd.	69,855	8,394
People's United Financial Inc.	530,367	8,390
CubeSmart	306,077	8,344
Hospitality Properties Trust	277,355	8,243

	Navient Corp.	563,886	8,159
	Weingarten Realty Investors	207,679	8,095
	Communications Sales & Leasing Inc.	257,673	8,094
	Lazard Ltd. Class A	221,522	8,055
	American Homes 4 Rent Class A	365,039	7,899
	STORE Capital Corp.	261,617	7,710
	Healthcare Trust of America Inc. Class A	235,889	7,695
	Medical Properties Trust Inc.	516,231	7,625
	Bank of the Ozarks Inc.	196,428	7,543
	Old Republic International Corp.	425,146	7,491
	DCT Industrial Trust Inc.	154,178	7,485
	First American Financial Corp.	187,674	7,372
	Taubman Centers Inc.	97,841	7,280
	Eaton Vance Corp.	185,973	7,262
	Brown & Brown Inc.	191,130	7,208
	Endurance Specialty Holdings Ltd.	109,788	7,186
*	Life Storage Inc.	79,167	7,041
*	Howard Hughes Corp.	61,164	7,003
	Gramercy Property Trust	719,670	6,938
	Commerce Bancshares Inc.	140,066	6,900
	Cullen/Frost Bankers Inc.	95,635	6,880
	Retail Properties of America Inc.	405,085	6,805
	Popular Inc.	176,970	6,764
	Healthcare Realty Trust Inc.	198,099	6,747
	Synovus Financial Corp.	203,414	6,617
	Validus Holdings Ltd.	132,173	6,585
	Investors Bancorp Inc.	546,615	6,565
	Realogy Holdings Corp.	250,928	6,489
*	Equity Commonwealth	214,237	6,474
	CyrusOne Inc.	135,179	6,430
	Tanger Factory Outlet Centers Inc.	164,034	6,391
	Assured Guaranty Ltd.	230,244	6,389
	Prosperity Bancshares Inc.	112,791	6,191
	First Horizon National Corp.	398,421	6,068
*	Western Alliance Bancorp	161,449	6,061
*,^ Zillow Group Inc.		174,534	6,048
	Post Properties Inc.	91,213	6,032
	Hudson Pacific Properties Inc.	183,254	6,024
	Webster Financial Corp.	156,413	5,945
	PrivateBancorp Inc.	128,701	5,910
	New Residential Investment Corp.	427,480	5,904
	Allied World Assurance Co. Holdings AG	145,430	5,878
	Umpqua Holdings Corp.	376,417	5,665
	First Industrial Realty Trust Inc.	199,512	5,630
	Outfront Media Inc.	236,369	5,590
	Rayonier Inc.	209,774	5,567
	Hanover Insurance Group Inc.	73,606	5,551
	Empire State Realty Trust Inc.	260,537	5,458
*	SLM Corp.	728,954	5,445
	Legg Mason Inc.	162,612	5,444
	Piedmont Office Realty Trust Inc. Class A	247,741	5,393
	Education Realty Trust Inc.	124,921	5,389
	BankUnited Inc.	177,749	5,368
	Bank of Hawaii Corp.	73,800	5,359
	DuPont Fabros Technology Inc.	128,973	5,320
	Apple Hospitality REIT Inc.	283,224	5,242
	White Mountains Insurance Group Ltd.	6,306	5,234

Two Harbors Investment Corp.	595,869	5,083
Associated Banc-Corp	256,298	5,021
Chemical Financial Corp.	113,485	5,008
National Health Investors Inc.	63,441	4,979
Radian Group Inc.	365,857	4,957
Acadia Realty Trust	136,387	4,943
Physicians Realty Trust	229,345	4,940
Wintrust Financial Corp.	88,063	4,894
Equity One Inc.	159,815	4,892
RLI Corp.	71,085	4,859
Chimera Investment Corp.	304,508	4,857
Aspen Insurance Holdings Ltd.	104,193	4,854
Paramount Group Inc.	292,241	4,790
Urban Edge Properties	169,593	4,772
ProAssurance Corp.	90,761	4,763
Columbia Property Trust Inc.	211,712	4,740
MFA Financial Inc.	633,540	4,739
Federated Investors Inc. Class B	159,714	4,732
Sunstone Hotel Investors Inc.	369,786	4,730
IBERIABANK Corp.	70,398	4,725
CNO Financial Group Inc.	307,471	4,695
Brandywine Realty Trust	300,242	4,690
* MGIC Investment Corp.	584,826	4,679
United Bankshares Inc.	124,145	4,677
LaSalle Hotel Properties	192,988	4,607
Corporate Office Properties Trust	162,324	4,602
MB Financial Inc.	120,063	4,567
Blackstone Mortgage Trust Inc. Class A	152,988	4,505
Erie Indemnity Co. Class A	43,515	4,442
FNB Corp.	358,284	4,407
AmTrust Financial Services Inc.	164,243	4,407
Fulton Financial Corp.	297,743	4,323
* Texas Capital Bancshares Inc.	78,695	4,322
Hancock Holding Co.	133,128	4,317
CoreSite Realty Corp.	58,060	4,299
UMB Financial Corp.	72,112	4,287
RLJ Lodging Trust	203,502	4,280
Primerica Inc.	80,673	4,278
Home BancShares Inc.	204,792	4,262
* Genworth Financial Inc. Class A	855,533	4,243
American National Insurance Co.	34,707	4,233
Washington Federal Inc.	156,234	4,168
* Stifel Financial Corp.	107,824	4,146
Care Capital Properties Inc.	143,959	4,103
Retail Opportunity Investments Corp.	186,195	4,089
NorthStar Realty Finance Corp.	308,486	4,063
Valley National Bancorp	415,305	4,041
Pinnacle Financial Partners Inc.	74,673	4,038
NorthStar Asset Management Group Inc.	306,931	3,969
Kite Realty Group Trust	142,318	3,945
Cathay General Bancorp	127,995	3,940
Washington Prime Group Inc.	317,915	3,936
EastGroup Properties Inc.	53,464	3,933
Selective Insurance Group Inc.	98,584	3,930
Washington REIT	125,960	3,920
First Financial Bankshares Inc.	107,144	3,904
First Citizens BancShares Inc.	13,156	3,866

Interactive Brokers Group Inc.	109,010	3,845
TCF Financial Corp.	263,100	3,818
* Hope Bancorp Inc.	219,200	3,808
Mack-Cali Realty Corp.	137,764	3,750
Cousins Properties Inc.	358,944	3,747
Glacier Bancorp Inc.	130,770	3,730
Sterling Bancorp	213,041	3,728
* FirstCash Inc.	78,946	3,717
PS Business Parks Inc.	32,602	3,703
^ LPL Financial Holdings Inc.	121,675	3,639
Community Bank System Inc.	75,407	3,628
QTS Realty Trust Inc. Class A	67,920	3,590
Ryman Hospitality Properties Inc.	74,269	3,577
CBL & Associates Properties Inc.	293,227	3,560
Janus Capital Group Inc.	253,502	3,552
Kennedy-Wilson Holdings Inc.	156,048	3,519
* LendingClub Corp.	568,495	3,513
LTC Properties Inc.	66,952	3,481
BancorpSouth Inc.	145,991	3,387
Colony Capital Inc. Class A	184,765	3,368
Great Western Bancorp Inc.	100,382	3,345
Kemper Corp.	84,778	3,333
Lexington Realty Trust	323,338	3,330
First Midwest Bancorp Inc.	170,364	3,298
Pebblebrook Hotel Trust	123,809	3,293
Columbia Banking System Inc.	99,690	3,262
Old National Bancorp	230,195	3,237
* Enstar Group Ltd.	19,657	3,233
* Essent Group Ltd.	118,920	3,164
DiamondRock Hospitality Co.	345,339	3,143
Northwest Bancshares Inc.	199,866	3,140
EverBank Financial Corp.	160,975	3,116
^ BOK Financial Corp.	45,027	3,106
CVB Financial Corp.	176,033	3,100
Alexander & Baldwin Inc.	80,071	3,076
BGC Partners Inc. Class A	349,951	3,062
Independent Bank Corp.	56,595	3,061
Monogram Residential Trust Inc.	286,734	3,051
Trustmark Corp.	110,437	3,044
GEO Group Inc.	127,823	3,040
CYS Investments Inc.	346,886	3,025
* Liberty Broadband Corp. Class A	43,035	3,019
* Zillow Group Inc. Class A	87,395	3,011
Evercore Partners Inc. Class A	58,096	2,993
Capitol Federal Financial Inc.	212,262	2,987
STAG Industrial Inc.	121,829	2,986
* HRG Group Inc.	189,814	2,980
NBT Bancorp Inc.	90,143	2,963
South State Corp.	39,471	2,962
First Financial Bancorp	134,719	2,942
Invesco Mortgage Capital Inc.	191,256	2,913
* Blackhawk Network Holdings Inc.	96,430	2,909
* OneMain Holdings Inc. Class A	93,871	2,905
Select Income REIT	107,625	2,895
Park National Corp.	30,147	2,894
American Assets Trust Inc.	66,509	2,885
* PRA Group Inc.	83,525	2,885

	Argo Group International Holdings Ltd.	50,886	2,871
	International Bancshares Corp.	96,143	2,863
	Astoria Financial Corp.	195,587	2,856
	Sabra Health Care REIT Inc.	112,728	2,838
*	Hilltop Holdings Inc.	126,249	2,836
	Xenia Hotels & Resorts Inc.	184,522	2,801
	Potlatch Corp.	72,011	2,801
	Corrections Corp. of America	201,586	2,796
*,^ Credit Acceptance Corp.		13,878	2,790
	Apollo Commercial Real Estate Finance Inc.	170,129	2,785
	Government Properties Income Trust	122,077	2,761
	Financial Engines Inc.	92,135	2,737
	Ameris Bancorp	78,193	2,733
	Westamerica Bancorporation	52,926	2,693
	Provident Financial Services Inc.	126,562	2,687
*	HealthEquity Inc.	70,893	2,683
	Agree Realty Corp.	53,167	2,629
	First Merchants Corp.	98,010	2,622
	New York REIT Inc.	285,440	2,612
	Renasant Corp.	77,414	2,603
	Pennsylvania REIT	112,781	2,597
	Mercury General Corp.	47,309	2,595
	AMERISAFE Inc.	44,089	2,592
*	Eagle Bancorp Inc.	52,532	2,591
	Ramco-Gershenson Properties Trust	137,774	2,582
^	Colony Starwood Homes	87,526	2,512
	Boston Private Financial Holdings Inc.	195,634	2,510
	Waddell & Reed Financial Inc. Class A	137,475	2,497
	TFS Financial Corp.	137,117	2,442
	American Equity Investment Life Holding Co.	137,367	2,436
	LegacyTexas Financial Group Inc.	75,955	2,402
	Global Net Lease Inc.	293,652	2,396
	Banner Corp.	54,735	2,394
	Horace Mann Educators Corp.	65,245	2,391
	Chesapeake Lodging Trust	103,918	2,380
	Employers Holdings Inc.	78,390	2,338
	First Commonwealth Financial Corp.	227,302	2,293
	Parkway Properties Inc.	133,528	2,271
*	MBIA Inc.	290,873	2,266
*	Santander Consumer USA Holdings Inc.	181,597	2,208
	ARMOUR Residential REIT Inc.	97,313	2,193
	Capstead Mortgage Corp.	231,993	2,188
	Franklin Street Properties Corp.	173,448	2,185
	Brookline Bancorp Inc.	178,895	2,181
	Berkshire Hills Bancorp Inc.	78,638	2,179
	Lakeland Financial Corp.	60,637	2,148
	Hanmi Financial Corp.	81,345	2,143
	National General Holdings Corp.	96,288	2,141
	CenterState Banks Inc.	120,746	2,141
*	St. Joe Co.	116,376	2,139
	Cardinal Financial Corp.	81,892	2,137
	Redwood Trust Inc.	148,124	2,097
^	WisdomTree Investments Inc.	203,632	2,095
	Central Pacific Financial Corp.	80,674	2,032
	Banc of California Inc.	116,337	2,031
*	FNFV Group	162,435	2,027
	Capital Bank Financial Corp.	62,824	2,017

*,^ BofI Holding Inc.		89,980	2,016
	S&T Bancorp Inc.	69,090	2,003
	City Holding Co.	39,738	1,998
	First Busey Corp.	84,916	1,919
	Flushing Financial Corp.	79,260	1,880
	Beneficial Bancorp Inc.	126,138	1,855
	Four Corners Property Trust Inc.	86,988	1,855
	FBL Financial Group Inc. Class A	28,696	1,836
	Saul Centers Inc.	27,434	1,827
	PennyMac Mortgage Investment Trust	115,067	1,793
	Rexford Industrial Realty Inc.	78,179	1,790
*	Customers Bancorp Inc.	70,877	1,783
	American Capital Mortgage Investment Corp.	103,121	1,773
	Alexander's Inc.	4,210	1,767
	National Bank Holdings Corp. Class A	75,387	1,762
	HFF Inc. Class A	63,191	1,750
	BancFirst Corp.	23,716	1,720
	Heartland Financial USA Inc.	47,659	1,719
*	Flagstar Bancorp Inc.	61,371	1,703
	Artisan Partners Asset Management Inc. Class A	62,500	1,700
	FelCor Lodging Trust Inc.	264,238	1,699
	Infinity Property & Casualty Corp.	20,376	1,684
	Northfield Bancorp Inc.	104,553	1,683
	Bryn Mawr Bank Corp.	52,536	1,681
	Cedar Realty Trust Inc.	232,458	1,674
*	FCB Financial Holdings Inc. Class A	43,085	1,656
*	First BanCorp	316,797	1,647
	Virtus Investment Partners Inc.	16,821	1,646
	Community Trust Bancorp Inc.	44,180	1,640
	CoBiz Financial Inc.	122,097	1,625
	Navigators Group Inc.	16,434	1,593
	Simmons First National Corp. Class A	31,411	1,567
	WesBanco Inc.	47,578	1,564
	Anworth Mortgage Asset Corp.	317,283	1,561
	Dime Community Bancshares Inc.	90,605	1,519
	United Community Banks Inc.	72,074	1,515
	Arrow Financial Corp.	45,933	1,508
	Towne Bank	62,742	1,508
	Oritani Financial Corp.	95,631	1,503
	WSFS Financial Corp.	40,611	1,482
	New Senior Investment Group Inc.	127,664	1,473
	Camden National Corp.	30,714	1,466
	Ashford Hospitality Trust Inc.	248,697	1,465
	Nelnet Inc. Class A	36,134	1,459
	Enterprise Financial Services Corp.	46,332	1,448
	Great Southern Bancorp Inc.	35,151	1,431
	Cohen & Steers Inc.	33,140	1,417
	Chatham Lodging Trust	72,400	1,394
*	Piper Jaffray Cos.	28,704	1,386
	First Interstate BancSystem Inc. Class A	43,900	1,383
	Diamond Hill Investment Group Inc.	7,424	1,372
*	Ambac Financial Group Inc.	74,583	1,372
	Union Bankshares Corp.	51,191	1,370
*	iStar Inc.	126,566	1,358
*	Greenlight Capital Re Ltd. Class A	66,242	1,354
	Blue Hills Bancorp Inc.	89,051	1,338
	Yadkin Financial Corp.	50,138	1,318

	OFG Bancorp	130,186	1,316
	BNC Bancorp	53,625	1,304
	Ares Commercial Real Estate Corp.	103,390	1,303
	Federal Agricultural Mortgage Corp.	32,892	1,299
	Summit Hotel Properties Inc.	98,087	1,291
	Bank Mutual Corp.	167,491	1,286
*	Encore Capital Group Inc.	56,952	1,280
^	Seritage Growth Properties Class A	24,991	1,267
	Terreno Realty Corp.	45,837	1,261
	Sandy Spring Bancorp Inc.	41,026	1,255
	ServisFirst Bancshares Inc.	24,052	1,249
	1st Source Corp.	34,317	1,225
	Kearny Financial Corp.	89,313	1,216
	Bank of Marin Bancorp	24,108	1,199
	American National Bankshares Inc.	42,677	1,193
	NRG Yield Inc.	68,864	1,168
	Southside Bancshares Inc.	34,938	1,124
*	Cowen Group Inc. Class A	307,922	1,118
	Stewart Information Services Corp.	25,133	1,117
	United Fire Group Inc.	26,130	1,106
	Arbor Realty Trust Inc.	148,044	1,098
	Greenhill & Co. Inc.	46,357	1,093
	Tompkins Financial Corp.	14,104	1,078
	Ames National Corp.	38,078	1,053
	Bridge Bancorp Inc.	36,762	1,051
	BankFinancial Corp.	82,454	1,047
	Hersha Hospitality Trust Class A	57,251	1,032
*	World Acceptance Corp.	21,032	1,031
	Safety Insurance Group Inc.	15,326	1,030
*	Green Dot Corp. Class A	44,309	1,022
	Sierra Bancorp	54,211	1,017
*	EZCORP Inc. Class A	91,638	1,014
	Altisource Residential Corp.	92,931	1,013
	NRG Yield Inc. Class A	62,038	1,012
*,^ Citizens Inc.		106,287	995
	TrustCo Bank Corp. NY	140,148	994
*	KCG Holdings Inc. Class A	62,046	964
	Investment Technology Group Inc.	55,738	955
	Meridian Bancorp Inc.	59,680	929
	Lakeland Bancorp Inc.	65,920	926
*	Altisource Portfolio Solutions SA	28,333	918
	State Bank Financial Corp.	40,227	918
	Getty Realty Corp.	38,296	916
	Ashford Hospitality Prime Inc.	64,975	916
	Arlington Asset Investment Corp. Class A	61,942	916
	First Community Bancshares Inc.	36,883	915
*	AV Homes Inc.	54,642	909
	Dynex Capital Inc.	121,101	899
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	38,260	894
*	Black Knight Financial Services Inc. Class A	21,802	892
*	Forestar Group Inc.	74,600	874
*	eHealth Inc.	77,561	869
	First Defiance Financial Corp.	19,285	861
	Armada Hoffler Properties Inc.	63,384	849
	Preferred Apartment Communities Inc. Class A	62,011	838
	Consolidated-Tomoka Land Co.	16,272	833
	Opus Bank	22,905	810

	Universal Insurance Holdings Inc.	31,960	805
	Investors Real Estate Trust	133,503	794
*,^ LendingTree Inc.		8,056	781
	Access National Corp.	32,268	771
*	Global Indemnity plc	25,527	758
	First Potomac Realty Trust	81,117	742
	CareTrust REIT Inc.	49,630	734
*	INTL. FCStone Inc.	18,816	731
	Republic Bancorp Inc.	23,154	720
	Monmouth Real Estate Investment Corp.	49,747	710
*	Ocwen Financial Corp.	192,455	706
	ConnectOne Bancorp Inc.	39,098	706
*	Walker & Dunlop Inc.	26,832	678
*	Nationstar Mortgage Holdings Inc.	45,744	677
	Maiden Holdings Ltd.	53,323	677
	Bar Harbor Bankshares	18,397	676
	Baldwin & Lyons Inc.	26,223	672
*	Third Point Reinsurance Ltd.	55,835	670
	Donegal Group Inc. Class A	41,209	664
	InfraREIT Inc.	35,416	642
	ESSA Bancorp Inc.	45,915	635
	First Bancorp	31,957	632
	OceanFirst Financial Corp.	32,728	630
	Independent Bank Group Inc.	14,240	629
	Universal Health Realty Income Trust	9,936	626
	Tier REIT Inc.	40,060	619
	Century Bancorp Inc.	13,512	612
	Marlin Business Services Corp.	31,418	609
	AG Mortgage Investment Trust Inc.	36,915	581
	Calamos Asset Management Inc. Class A	84,835	579
	New York Mortgage Trust Inc.	95,456	575
	RE/MAX Holdings Inc. Class A	13,040	571
*	HomeStreet Inc.	22,514	564
	Capital City Bank Group Inc.	37,482	554
	Virtu Financial Inc. Class A	36,858	552
	United Financial Bancorp Inc.	39,517	547
*	NMI Holdings Inc. Class A	71,569	545
	Stock Yards Bancorp Inc.	16,374	540
	National Storage Affiliates Trust	24,996	523
*	Atlas Financial Holdings Inc.	32,765	517
*	Enova International Inc.	52,665	510
	United Insurance Holdings Corp.	29,584	502
	National Western Life Group Inc. Class A	2,412	495
	Silver Bay Realty Trust Corp.	27,799	487
*	PICO Holdings Inc.	41,298	487
	HCI Group Inc.	15,585	473
	EMC Insurance Group Inc.	17,508	471
*	ESCROW WINTHROP REALTYTRUST	55,387	469
	RMR Group Inc. Class A	12,204	463
*	Pacific Premier Bancorp Inc.	17,462	462
*	Ladenburg Thalmann Financial Services Inc.	194,508	449
	Associated Capital Group Inc. Class A	12,620	448
	GAIN Capital Holdings Inc.	69,926	432
	Urstadt Biddle Properties Inc. Class A	19,324	429
	Resource Capital Corp.	32,644	418
	First of Long Island Corp.	12,109	401
*	Marcus & Millichap Inc.	15,323	401

James River Group Holdings Ltd.	10,809	391
* NewStar Financial Inc.	39,929	388
Easterly Government Properties Inc.	20,114	384
C&F Financial Corp.	8,883	383
FBR & Co.	28,455	377
Charter Financial Corp.	27,449	354
GAMCO Investors Inc. Class A	12,300	350
Federated National Holding Co.	18,650	349
* BSB Bancorp Inc.	14,315	335
Washington Trust Bancorp Inc.	8,239	331
German American Bancorp Inc.	8,206	319
Investors Title Co.	3,186	317
* Franklin Financial Network Inc.	8,427	315
TriCo Bancshares	11,699	313
Reis Inc.	14,871	304
Waterstone Financial Inc.	17,706	301
First Connecticut Bancorp Inc.	16,800	299
Clifton Bancorp Inc.	18,499	283
Newcastle Investment Corp.	60,481	274
National Interstate Corp.	8,404	273
Suffolk Bancorp	7,855	273
Citizens & Northern Corp.	12,297	270
State National Cos. Inc.	24,265	270
* Tejon Ranch Co.	11,025	268
Guaranty Bancorp	14,954	267
Ellington Residential Mortgage REIT	20,248	263
OneBeacon Insurance Group Ltd. Class A	18,138	259
Independence Realty Trust Inc.	28,300	255
First Financial Corp.	6,244	254
* Walter Investment Management Corp.	62,485	254
State Auto Financial Corp.	10,650	254
* Asta Funding Inc.	23,859	251
* Safeguard Scientifics Inc.	19,149	248
Moelis & Co. Class A	9,200	247
Financial Institutions Inc.	9,011	244
Western Asset Mortgage Capital Corp.	23,365	243
Ladder Capital Corp.	18,212	241
MainSource Financial Group Inc.	9,546	238
Univest Corp. of Pennsylvania	9,824	229
Meta Financial Group Inc.	3,769	228
Gladstone Commercial Corp.	12,205	227
CNB Financial Corp.	10,431	221
Heritage Financial Corp.	12,259	220
* Consumer Portfolio Services Inc.	44,874	206
* Bancorp Inc.	31,312	201
First Financial Northwest Inc.	13,902	197
Heritage Insurance Holdings Inc.	13,600	196
One Liberty Properties Inc.	7,940	192
Westfield Financial Inc.	24,792	190
* First Hawaiian Inc.	6,900	185
* Atlantic Capital Bancshares Inc.	12,211	183
* MedEquities Realty Trust Inc.	15,250	179
UMH Properties Inc.	14,866	177
Premier Financial Bancorp Inc.	10,265	176
Merchants Bancshares Inc.	5,356	173
* Allegiance Bancshares Inc.	6,350	171
Pzena Investment Management Inc. Class A	20,734	160

*	Republic First Bancorp Inc.	38,554	158
*,^ Health Insurance Innovations Inc. Class A		30,158	158
*	WMIH Corp.	67,015	157
*	Ashford Inc.	3,035	144
	RAIT Financial Trust	41,189	139
	Mercantile Bank Corp.	5,064	136
*	First NBC Bank Holding Co.	14,134	133
	Fidelity & Guaranty Life	5,600	130
	US Global Investors Inc. Class A	67,397	124
	Oppenheimer Holdings Inc. Class A	8,231	118
	Old Second Bancorp Inc.	13,938	116
	Southwest Bancorp Inc.	5,843	111
	West Bancorporation Inc.	5,505	108
*	Hallmark Financial Services Inc.	9,970	103
	National Bankshares Inc.	2,789	103
	Peoples Bancorp Inc.	4,038	99
	Westwood Holdings Group Inc.	1,737	92
*	CommunityOne Bancorp	6,452	89
*	First Foundation Inc.	3,564	88
*	American River Bankshares	8,076	88
*	Maui Land & Pineapple Co. Inc.	12,826	84
*	Xenith Bankshares Inc.	36,253	84
	Fidelity Southern Corp.	4,549	84
	Heritage Commerce Corp.	7,357	80
*	First Acceptance Corp.	79,063	80
^	United Development Funding IV	24,240	78
*	FRP Holdings Inc.	2,385	74
	Provident Financial Holdings Inc.	3,696	72
	CatchMark Timber Trust Inc. Class A	6,000	70
	Stonegate Bank	2,012	68
	Five Oaks Investment Corp.	11,883	67
	United Community Financial Corp.	8,716	62
*	Seacoast Banking Corp. of Florida	3,691	59
	Peapack Gladstone Financial Corp.	2,544	57
	Territorial Bancorp Inc.	1,980	57
	Independence Holding Co.	3,224	55
*	Carolina Bank Holdings Inc.	2,826	55
	Park Sterling Corp.	6,702	54
*	FXCM Inc. Class A	6,070	53
*	Intersections Inc.	29,386	53
	Farmers Capital Bank Corp.	1,726	51
*	Cascade Bancorp	8,045	49
	Federal Agricultural Mortgage Corp. Class A	1,021	48
*	Nicolet Bankshares Inc.	1,192	46
	Atlantic American Corp.	13,780	45
	First Internet Bancorp	1,900	44
	Institutional Financial Markets Inc.	39,632	43
*	Performant Financial Corp.	14,420	43
	Bear State Financial Inc.	4,605	42
	Jernigan Capital Inc.	2,148	41
*	Conifer Holdings Inc.	4,822	40
*	On Deck Capital Inc.	6,956	40
	Macatawa Bank Corp.	4,802	38
	HopFed Bancorp Inc.	3,323	37
*	FB Financial Corp.	1,788	36
	Northrim BanCorp Inc.	1,390	36
	California First National Bancorp	2,366	33

Pacific Continental Corp.	1,900	32
PJT Partners Inc.	1,135	31
* Regional Management Corp.	1,415	31
Manning & Napier Inc.	4,280	30
Northeast Bancorp	2,506	29
Blue Capital Reinsurance Holdings Ltd.	1,567	29
Middleburg Financial Corp.	859	24
* Bay Bancorp Inc.	4,284	24
Landmark Bancorp Inc.	863	23
Kinsale Capital Group Inc.	1,024	23
* HomeTrust Bancshares Inc.	1,176	22
Kingstone Cos. Inc.	2,352	22
First Bancorp Inc.	902	22
Penns Woods Bancorp Inc.	414	18
Horizon Bancorp	520	15
CB Financial Services Inc.	661	15
MutualFirst Financial Inc.	544	15
Medley Management Inc. Class A	1,751	15
Eagle Bancorp Montana Inc.	1,015	15
Preferred Bank	380	14
* Anchor Bancorp Inc.	404	10
Home Bancorp Inc.	343	10
* Entegra Financial Corp.	447	8
Central Valley Community Bancorp	509	8
WVS Financial Corp.	623	8
FS Bancorp Inc.	270	8
Parke Bancorp Inc.	490	7
Wheeler REIT Inc.	3,900	7
* Coastway Bancorp Inc.	497	7
First Bancshares Inc.	325	6
* Jason Industries Inc.	2,757	6
MidSouth Bancorp Inc.	520	5
* CU Bancorp	225	5
* Atlantic Coast Financial Corp.	761	5
Hingham Institution for Savings	27	4
Bank of Commerce Holdings	500	4
MidWestOne Financial Group Inc.	100	3
United Community Bancorp	200	3
AmeriServ Financial Inc.	887	3
Pathfinder Bancorp Inc.	234	3
* Unico American Corp.	241	3
* Village Bank and Trust Financial Corp.	100	2
Bankwell Financial Group Inc.	100	2
IF Bancorp Inc.	125	2
Old Line Bancshares Inc.	117	2
* Melrose Bancorp Inc.	152	2
United Bancorp Inc.	197	2
Sun Bancorp Inc.	92	2
Sotherly Hotels Inc.	300	2
* National Holdings Corp.	454	1
Independent Bank Corp.	53	1
Bancorp of New Jersey Inc.	68	1
* Equitable Financial Corp.	68	1
* Porter Bancorp Inc.	288	—
SI Financial Group Inc.	31	—
Salisbury Bancorp Inc.	11	—

* Vestin Realty Mortgage II Inc.	15	—
		7,332,886
Health Care (13.2%)
Johnson & Johnson	4,677,516	552,555
Pfizer Inc.	10,370,339	351,243
Merck & Co. Inc.	4,727,655	295,053
UnitedHealth Group Inc.	1,628,363	227,971
Amgen Inc.	1,281,746	213,808
Medtronic plc	2,382,517	205,849
Gilead Sciences Inc.	2,256,237	178,513
AbbVie Inc.	2,784,272	175,604
* Allergan plc	676,952	155,909
Bristol-Myers Squibb Co.	2,856,627	154,029
* Celgene Corp.	1,325,282	138,532
Eli Lilly & Co.	1,698,545	136,325
* Biogen Inc.	374,627	117,269
Thermo Fisher Scientific Inc.	674,107	107,223
Abbott Laboratories	2,513,275	106,286
* Express Scripts Holding Co.	1,079,235	76,118
Aetna Inc.	599,845	69,252
Becton Dickinson and Co.	364,126	65,444
Stryker Corp.	512,039	59,606
Cigna Corp.	438,720	57,174
Anthem Inc.	449,959	56,384
* Boston Scientific Corp.	2,326,469	55,370
* Regeneron Pharmaceuticals Inc.	132,565	53,294
* Intuitive Surgical Inc.	65,820	47,708
* Illumina Inc.	251,085	45,612
Humana Inc.	254,910	45,091
* Alexion Pharmaceuticals Inc.	364,224	44,632
Zoetis Inc.	846,620	44,033
* Edwards Lifesciences Corp.	363,966	43,880
Zimmer Biomet Holdings Inc.	324,878	42,241
* HCA Holdings Inc.	551,780	41,731
Baxter International Inc.	836,936	39,838
St. Jude Medical Inc.	487,209	38,860
* Vertex Pharmaceuticals Inc.	423,666	36,948
* Mylan NV	777,379	29,634
CR Bard Inc.	125,587	28,167
* Incyte Corp.	273,224	25,762
* BioMarin Pharmaceutical Inc.	277,416	25,667
* Laboratory Corp. of America Holdings	174,961	24,054
Dentsply Sirona Inc.	399,638	23,750
* Henry Schein Inc.	139,982	22,814
Perrigo Co. plc	232,780	21,493
* Waters Corp.	131,150	20,786
Quest Diagnostics Inc.	241,319	20,423
Universal Health Services Inc. Class B	153,908	18,965
* DaVita Inc.	282,995	18,697
* Centene Corp.	277,383	18,574
* Hologic Inc.	475,662	18,470
* IDEXX Laboratories Inc.	153,151	17,265
* Varian Medical Systems Inc.	162,442	16,168
ResMed Inc.	240,620	15,590
Cooper Cos. Inc.	82,831	14,848
* Mallinckrodt plc	186,530	13,016
Teleflex Inc.	75,254	12,646

*	Quintiles Transnational Holdings Inc.	154,435	12,519
*	Alkermes plc	259,166	12,189
*	Jazz Pharmaceuticals plc	98,389	11,952
*	DexCom Inc.	136,264	11,945
*	Align Technology Inc.	123,137	11,544
	STERIS plc	147,312	10,769
*	MEDNAX Inc.	159,990	10,599
	West Pharmaceutical Services Inc.	125,230	9,330
*	Seattle Genetics Inc.	168,244	9,087
*	United Therapeutics Corp.	75,994	8,973
*	WellCare Health Plans Inc.	75,504	8,841
*	ABIOMED Inc.	66,172	8,508
*	Alnylam Pharmaceuticals Inc.	124,627	8,447
*	Ionis Pharmaceuticals Inc.	206,178	7,554
*	Neurocrine Biosciences Inc.	147,948	7,492
*	Envision Healthcare Holdings Inc.	319,436	7,114
	Bio-Techne Corp.	63,472	6,950
*	Endo International plc	342,153	6,894
*	Charles River Laboratories International Inc.	80,860	6,739
	Patterson Cos. Inc.	143,744	6,604
*	Cepheid	124,860	6,579
*	Alere Inc.	148,363	6,415
*	Acadia Healthcare Co. Inc.	127,109	6,298
*	PAREXEL International Corp.	90,660	6,296
*	Amsurg Corp.	93,469	6,267
	Hill-Rom Holdings Inc.	100,783	6,247
*,^ OPKO Health Inc.		571,260	6,050
	HealthSouth Corp.	145,882	5,918
*	Bio-Rad Laboratories Inc. Class A	35,354	5,791
*	NuVasive Inc.	85,894	5,726
*	TESARO Inc.	57,094	5,723
*	Brookdale Senior Living Inc.	318,525	5,558
*	Catalent Inc.	213,757	5,523
*,^ Sarepta Therapeutics Inc.		85,852	5,272
*,^ ACADIA Pharmaceuticals Inc.		163,952	5,215
*	Exelixis Inc.	392,461	5,020
*	Horizon Pharma plc	275,139	4,988
	Healthcare Services Group Inc.	117,982	4,670
*,^ Intercept Pharmaceuticals Inc.		27,460	4,520
*	Masimo Corp.	75,675	4,502
	Cantel Medical Corp.	56,892	4,436
*	LifePoint Health Inc.	74,504	4,413
*	Prestige Brands Holdings Inc.	90,617	4,374
*	Medicines Co.	114,234	4,311
*	Bluebird Bio Inc.	63,529	4,306
*	Ultragenyx Pharmaceutical Inc.	60,685	4,305
*	Wright Medical Group NV	175,403	4,303
*	Molina Healthcare Inc.	72,801	4,246
*	Integra LifeSciences Holdings Corp.	51,118	4,220
*	VWR Corp.	146,826	4,164
*	Akorn Inc.	150,417	4,100
	Bruker Corp.	180,119	4,080
*,^ Juno Therapeutics Inc.		135,943	4,080
*	ARIAD Pharmaceuticals Inc.	296,590	4,060
*	Insulet Corp.	98,204	4,020
*	Nektar Therapeutics	232,679	3,997
*	INC Research Holdings Inc. Class A	86,632	3,862

*	Nevro Corp.	36,539	3,814
*,^ Kite Pharma Inc.		67,867	3,791
	Owens & Minor Inc.	108,053	3,753
*	Team Health Holdings Inc.	113,679	3,701
*	Ironwood Pharmaceuticals Inc. Class A	221,518	3,518
*	Neogen Corp.	61,327	3,431
*	Radius Health Inc.	62,961	3,406
*	Exact Sciences Corp.	179,914	3,341
*	Ligand Pharmaceuticals Inc.	32,209	3,287
*	Penumbra Inc.	42,503	3,230
*	HMS Holdings Corp.	144,211	3,197
*	Puma Biotechnology Inc.	47,615	3,193
*	Haemonetics Corp.	87,572	3,171
*	ICU Medical Inc.	24,895	3,146
*	Tenet Healthcare Corp.	135,737	3,076
*	Agios Pharmaceuticals Inc.	56,695	2,995
*	Impax Laboratories Inc.	125,878	2,983
*	Amedisys Inc.	62,656	2,972
*	PRA Health Sciences Inc.	52,125	2,946
*	Halyard Health Inc.	80,238	2,781
*	Cynosure Inc. Class A	53,911	2,746
*	Depomed Inc.	109,729	2,742
*	Array BioPharma Inc.	396,055	2,673
*	Globus Medical Inc.	118,243	2,669
	Analogic Corp.	29,458	2,610
*,^ Intrexon Corp.		90,993	2,550
	Abaxis Inc.	49,228	2,541
*	Ophthotech Corp.	54,653	2,521
*	Myriad Genetics Inc.	121,221	2,495
*	Emergent BioSolutions Inc.	74,311	2,343
*	FibroGen Inc.	112,963	2,338
	CONMED Corp.	57,795	2,315
*	Magellan Health Inc.	43,028	2,312
*	Achillion Pharmaceuticals Inc.	280,675	2,273
*	Theravance Biopharma Inc.	62,191	2,254
*	AMAG Pharmaceuticals Inc.	91,591	2,245
*	Community Health Systems Inc.	188,256	2,172
*	Halozyme Therapeutics Inc.	173,036	2,090
*	Pacira Pharmaceuticals Inc.	60,945	2,086
*	Natus Medical Inc.	52,476	2,062
*	Innoviva Inc.	187,336	2,059
*,^ TherapeuticsMD Inc.		298,508	2,033
*	Air Methods Corp.	64,379	2,027
*	Healthways Inc.	75,405	1,995
*	Select Medical Holdings Corp.	146,105	1,972
*	Clovis Oncology Inc.	54,202	1,954
*	NxStage Medical Inc.	77,990	1,949
*	Anika Therapeutics Inc.	38,993	1,866
*	Portola Pharmaceuticals Inc.	82,026	1,863
*	MacroGenics Inc.	62,166	1,859
*,^ Lexicon Pharmaceuticals Inc.		100,755	1,821
*,^ Inovio Pharmaceuticals Inc.		190,004	1,771
*	Agenus Inc.	246,205	1,768
*	Amicus Therapeutics Inc.	236,901	1,753
*	ANI Pharmaceuticals Inc.	26,193	1,738
	Atrion Corp.	4,051	1,728
*	Acorda Therapeutics Inc.	82,549	1,724

*	Cerus Corp.	273,279	1,697
*	AngioDynamics Inc.	95,906	1,682
*	BioTelemetry Inc.	88,462	1,643
*	Momenta Pharmaceuticals Inc.	139,161	1,627
	CryoLife Inc.	91,813	1,613
*	Accuray Inc.	253,022	1,612
*	Zeltiq Aesthetics Inc.	40,555	1,591
*	Genomic Health Inc.	54,789	1,585
*	Surgical Care Affiliates Inc.	32,377	1,579
*	Spark Therapeutics Inc.	26,268	1,578
*	Alder Biopharmaceuticals Inc.	48,142	1,578
*	Five Prime Therapeutics Inc.	29,899	1,569
*	Sage Therapeutics Inc.	33,991	1,565
*	Omnicell Inc.	40,850	1,565
*	Cardiovascular Systems Inc.	65,566	1,557
*,^ Bellicum Pharmaceuticals Inc.		77,576	1,544
*	Lannett Co. Inc.	57,594	1,530
*,^ Cempra Inc.		61,556	1,490
*,^ Arrowhead Pharmaceuticals Inc.		200,219	1,472
	Kindred Healthcare Inc.	138,532	1,416
*	Advaxis Inc.	130,937	1,400
*,^ MiMedx Group Inc.		157,940	1,355
*	Arena Pharmaceuticals Inc.	766,969	1,342
	Ensign Group Inc.	66,600	1,341
*	Capital Senior Living Corp.	78,283	1,315
*	Spectranetics Corp.	52,237	1,311
*	Albany Molecular Research Inc.	78,551	1,297
*,^ Aduro Biotech Inc.		103,792	1,290
*	CorVel Corp.	33,362	1,281
*	Inogen Inc.	21,230	1,272
*	SciClone Pharmaceuticals Inc.	123,864	1,270
*	AtriCure Inc.	79,762	1,262
*,^ Adamas Pharmaceuticals Inc.		73,915	1,213
*,^ Keryx Biopharmaceuticals Inc.		227,887	1,210
*	BioSpecifics Technologies Corp.	25,814	1,179
*	Merit Medical Systems Inc.	48,211	1,171
	Meridian Bioscience Inc.	60,369	1,165
*	PharMerica Corp.	41,029	1,152
*	Almost Family Inc.	31,228	1,148
*	Supernus Pharmaceuticals Inc.	46,112	1,140
*,^ BioTime Inc.		282,923	1,103
*	Addus HomeCare Corp.	42,020	1,099
*	Repligen Corp.	35,934	1,085
	PDL BioPharma Inc.	322,008	1,079
*,^ Accelerate Diagnostics Inc.		39,464	1,076
*,^ Corcept Therapeutics Inc.		164,827	1,071
*	Aerie Pharmaceuticals Inc.	28,349	1,070
*	BioScrip Inc.	365,533	1,056
*	Acceleron Pharma Inc.	28,086	1,016
*	Insmed Inc.	69,744	1,013
*	Luminex Corp.	43,713	993
*	Coherus Biosciences Inc.	36,539	979
*,^ Foundation Medicine Inc.		41,801	976
*	Endologix Inc.	76,234	976
*,^ Novavax Inc.		465,447	968
*	AcelRx Pharmaceuticals Inc.	248,385	966
*	Intra-Cellular Therapies Inc. Class A	61,554	938

*	Curis Inc.	353,909	924
*	Exactech Inc.	34,009	919
*,^ ZIOPHARM Oncology Inc.		160,792	905
*,^ Athersys Inc.		424,786	905
*	Aimmune Therapeutics Inc.	59,842	898
*	BioCryst Pharmaceuticals Inc.	202,657	894
*	ChemoCentryx Inc.	147,095	888
*,^ Insys Therapeutics Inc.		75,306	888
*,^ Antares Pharma Inc.		526,652	885
*	Orthofix International NV	20,491	876
*	Quidel Corp.	39,513	873
*	Cutera Inc.	72,900	869
*	Dynavax Technologies Corp.	82,817	869
*	Adeptus Health Inc. Class A	19,808	853
*,^ Organovo Holdings Inc.		224,601	851
*,^ Ardelyx Inc.		64,780	838
*	Raptor Pharmaceutical Corp.	93,141	835
*,^ Geron Corp.		369,305	835
*	ArQule Inc.	453,727	812
*	Enanta Pharmaceuticals Inc.	30,381	808
*,^ Omeros Corp.		71,703	800
*	Dermira Inc.	23,541	796
*	Epizyme Inc.	80,577	793
*	Triple-S Management Corp. Class B	35,524	779
*	Merrimack Pharmaceuticals Inc.	120,584	766
*	Synergy Pharmaceuticals Inc.	137,923	760
*,^ Anthera Pharmaceuticals Inc.		231,373	729
*	PTC Therapeutics Inc.	51,593	723
*	LHC Group Inc.	19,388	715
*	Eagle Pharmaceuticals Inc.	10,199	714
*	Celldex Therapeutics Inc.	175,786	710
*	Retrophin Inc.	31,716	710
*	Fortress Biotech Inc.	237,089	704
*	NewLink Genetics Corp.	45,780	688
	US Physical Therapy Inc.	10,787	676
	Invacare Corp.	58,444	653
*,^ Idera Pharmaceuticals Inc.		245,902	630
*,^ BioDelivery Sciences International Inc.		226,829	612
*	Vascular Solutions Inc.	12,669	611
*,^ Heron Therapeutics Inc.		35,412	610
*	Teligent Inc.	79,367	603
*	Applied Genetic Technologies Corp.	59,975	587
*	OraSure Technologies Inc.	73,080	582
*	Lion Biotechnologies Inc.	68,925	567
*	HealthStream Inc.	20,427	564
*	Pacific Biosciences of California Inc.	62,760	562
*	Akebia Therapeutics Inc.	61,571	557
*	Atara Biotherapeutics Inc.	25,297	541
*	Amphastar Pharmaceuticals Inc.	28,239	536
*	AVEO Pharmaceuticals Inc.	596,946	531
*,^ Aegerion Pharmaceuticals Inc.		176,216	523
*	Durect Corp.	375,159	521
*	Xencor Inc.	20,900	512
*	Surmodics Inc.	16,857	507
*	Vanda Pharmaceuticals Inc.	30,224	503
	Digirad Corp.	98,283	501
*	Sangamo BioSciences Inc.	107,112	496

*	Biolase Inc.	281,018	492
*,^ Immunomedics Inc.		150,892	490
*	NeoGenomics Inc.	59,111	486
*	Glaukos Corp.	12,820	484
*	Concert Pharmaceuticals Inc.	47,443	480
	National HealthCare Corp.	7,198	475
*	ImmunoGen Inc.	171,840	461
*	Spectrum Pharmaceuticals Inc.	92,611	433
*	Enzo Biochem Inc.	83,942	427
*,^ Chimerix Inc.		74,004	410
*	Alphatec Holdings Inc.	42,616	401
*	Cytokinetics Inc.	42,787	393
*	Collegium Pharmaceutical Inc.	19,980	385
*	Aratana Therapeutics Inc.	40,600	380
*	ConforMIS Inc.	36,067	358
*	Zogenix Inc.	31,115	356
	LeMaitre Vascular Inc.	17,245	342
*,^ Catalyst Pharmaceuticals Inc.		298,621	326
	Universal American Corp.	42,372	324
*	Progenics Pharmaceuticals Inc.	50,891	322
*	Quorum Health Corp.	49,195	308
*	GenMark Diagnostics Inc.	24,632	291
*,^ MannKind Corp.		459,613	285
*	Juniper Pharmaceuticals Inc.	51,226	284
*	Endocyte Inc.	91,845	284
*,^ Rockwell Medical Inc.		41,233	276
*	Revance Therapeutics Inc.	16,130	261
*	Otonomy Inc.	13,331	242
*	Infinity Pharmaceuticals Inc.	152,248	238
*	Bovie Medical Corp.	45,545	237
*	CTI BioPharma Corp.	593,874	222
*	STAAR Surgical Co.	22,704	213
*	Alliance HealthCare Services Inc.	30,624	210
*	Dicerna Pharmaceuticals Inc.	35,621	209
*	OvaScience Inc.	27,700	198
*	Karyopharm Therapeutics Inc.	20,202	197
*	Alimera Sciences Inc.	130,300	194
*	Mirati Therapeutics Inc.	28,400	188
*	K2M Group Holdings Inc.	10,300	183
*	Heska Corp.	3,364	183
*	Five Star Quality Care Inc.	94,576	181
^	Osiris Therapeutics Inc.	35,327	175
*	Abeona Therapeutics Inc.	28,563	171
*	Flexion Therapeutics Inc.	8,700	170
*	SeaSpine Holdings Corp.	16,795	170
*	Derma Sciences Inc.	35,606	166
*	MyoKardia Inc.	10,058	164
*	RTI Surgical Inc.	50,534	158
*	Adverum Biotechnologies Inc.	38,121	157
*	Ampio Pharmaceuticals Inc.	205,812	152
*	Achaogen Inc.	31,274	150
*	RadNet Inc.	19,852	147
*	Galena Biopharma Inc.	417,681	146
*,^ Navidea Biopharmaceuticals Inc.		158,410	145
*,^ Actinium Pharmaceuticals Inc.		106,660	144
*,^ XBiotech Inc.		9,598	129
*	Editas Medicine Inc.	9,527	128

*	OncoMed Pharmaceuticals Inc.	10,900	125
*	Harvard Bioscience Inc.	45,022	122
*	Entellus Medical Inc.	5,448	121
*,^ TG Therapeutics Inc.		15,500	120
*	Seres Therapeutics Inc.	9,511	117
	Psychemedics Corp.	5,861	116
*	Cumberland Pharmaceuticals Inc.	22,092	111
*	MEI Pharma Inc.	61,287	108
*,^ Nobilis Health Corp.		31,760	106
*	La Jolla Pharmaceutical Co.	4,200	100
*	Aptevo Therapeutics Inc.	38,844	99
*	iBio Inc.	177,100	99
*	Aclaris Therapeutics Inc.	3,749	96
*	InfuSystem Holdings Inc.	34,480	96
*	Aldeyra Therapeutics Inc.	12,121	95
*	Stemline Therapeutics Inc.	8,700	94
*	ARCA biopharma Inc.	32,141	93
*	AxoGen Inc.	10,130	91
*	Intersect ENT Inc.	5,700	90
*	Sucampo Pharmaceuticals Inc. Class A	7,058	87
*	Selecta Biosciences Inc.	6,080	87
*	Cascadian Therapeutics Inc.	51,256	84
*	Cara Therapeutics Inc.	9,848	82
*	Paratek Pharmaceuticals Inc.	6,304	82
*	Versartis Inc.	6,517	80
*	Blueprint Medicines Corp.	2,685	80
*	Oncocyte Corp.	14,374	72
*	AAC Holdings Inc.	4,000	70
*,^ CytRx Corp.		117,384	69
*	Catabasis Pharmaceuticals Inc.	10,960	68
*	Acura Pharmaceuticals Inc.	41,356	66
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	50,806	66
*	vTv Therapeutics Inc. Class A	9,072	65
*,^ Apricus Biosciences Inc.		188,587	64
	AdCare Health Systems Inc.	28,860	61
*	Flex Pharma Inc.	5,140	61
*	Calithera Biosciences Inc.	18,562	60
*	CorMedix Inc.	23,800	60
*	CoLucid Pharmaceuticals Inc.	1,560	60
*,^ Orexigen Therapeutics Inc.		17,540	58
*	Avinger Inc.	12,064	58
*	Genesis Healthcare Inc.	21,297	57
*	Eiger BioPharmaceuticals Inc.	4,210	56
*	GTx Inc.	69,694	55
*	Pain Therapeutics Inc.	51,137	51
*	Invitae Corp.	5,410	47
*,^ Reata Pharmaceuticals Inc. Class A		1,783	47
*	Regulus Therapeutics Inc.	14,100	47
*	Tandem Diabetes Care Inc.	6,010	46
*	Carbylan Therapeutics Inc.	92,248	42
*	Peregrine Pharmaceuticals Inc.	98,096	42
*	Avexis Inc.	1,000	41
*	Novocure Ltd.	4,691	40
*	ADMA Biologics Inc.	5,316	39
*,^ Corbus Pharmaceuticals Holdings Inc.		4,620	31
*	Loxo Oncology Inc.	1,127	30
*	Vical Inc.	9,624	29

*	Asterias Biotherapeutics Inc.	6,720	29
*	REGENXBIO Inc.	1,817	25
*,^ MediciNova Inc.		3,300	25
*	Cymabay Therapeutics Inc.	11,957	23
*	Vericel Corp.	8,106	23
*,^ Adamis Pharmaceuticals Corp.		6,605	23
*,^ Teladoc Inc.		1,215	22
*	Oculus Innovative Sciences Inc.	4,719	20
*	Nivalis Therapeutics Inc.	2,432	20
*	MGC Diagnostics Corp.	2,800	19
*	Argos Therapeutics Inc.	3,850	19
*,^ Northwest Biotherapeutics Inc.		33,900	18
*	Pernix Therapeutics Holdings Inc.	28,805	18
*	Chiasma Inc.	6,057	18
*	Alliqua BioMedical Inc.	22,830	18
*	Veracyte Inc.	2,228	17
*	Agile Therapeutics Inc.	2,300	16
*	Vital Therapies Inc.	2,600	16
*	CEL-SCI Corp.	51,277	16
*,^ Biocept Inc.		9,360	15
*	InVivo Therapeutics Holdings Corp.	2,160	15
*	Presbia plc	3,100	15
*	Ohr Pharmaceutical Inc.	5,000	14
*	CytoSorbents Corp.	2,200	14
*,^ Second Sight Medical Products Inc.		3,600	13
*	EndoChoice Holdings Inc.	1,463	12
*	Assembly Biosciences Inc.	1,600	12
*,^ Cerulean Pharma Inc.		10,400	11
*	Novan Inc.	524	11
*	USMD Holdings Inc.	447	10
*	Corindus Vascular Robotics Inc.	8,802	10
*	Esperion Therapeutics Inc.	675	9
*	Threshold Pharmaceuticals Inc.	13,478	9
*	Windtree Therapeutics Inc.	3,527	9
	Diversicare Healthcare Services Inc.	913	9
*	Caladrius Biosciences Inc.	1,820	8
*	Tetraphase Pharmaceuticals Inc.	2,000	8
*	CAS Medical Systems Inc.	4,100	7
*,^ Cytori Therapeutics Inc.		3,275	7
*	Fibrocell Science Inc.	9,200	7
*	Ocular Therapeutix Inc.	910	6
*	Aethlon Medical Inc.	1,232	6
*	Cancer Genetics Inc.	3,500	6
*	Neos Therapeutics Inc.	912	6
*,^ Amedica Corp.		5,026	5
	Utah Medical Products Inc.	68	4
*	Cidara Therapeutics Inc.	281	3
*	BioLife Solutions Inc.	1,215	2
*	Aviragen Therapeutics Inc.	917	2
*	Catalyst Biosciences Inc.	1,384	2
*	CytomX Therapeutics Inc.	100	2
*	BioPharmX Corp.	2,553	1
	Daxor Corp.	161	1
*	Hemispherx Biopharma Inc.	894	1
*	ASTERIAS BIOTHERAPEUTICS INC WARRANTS EXP 9/30/16	1,344	1
*	AmpliPhi Biosciences Corp.	288	—
*	Biodel Inc.	700	—

* CASI Pharmaceuticals Inc.	200	—
* Celsion Corp.	127	—
* Repros Therapeutics Inc.	66	—
* Unilife Corp.	49	—
		5,135,074
Industrials (12.8%)
General Electric Co.	15,320,751	453,801
3M Co.	1,034,863	182,374
Honeywell International Inc.	1,300,935	151,676
Union Pacific Corp.	1,424,055	138,888
United Technologies Corp.	1,359,354	138,110
Boeing Co.	1,013,219	133,481
Accenture plc Class A	1,064,351	130,032
United Parcel Service Inc. Class B	1,181,905	129,253
Lockheed Martin Corp.	426,582	102,260
Caterpillar Inc.	998,854	88,668
Danaher Corp.	1,062,563	83,294
* PayPal Holdings Inc.	1,964,710	80,494
* Johnson Controls International plc	1,597,788	74,345
FedEx Corp.	412,163	71,997
Raytheon Co.	506,714	68,979
General Dynamics Corp.	443,725	68,848
Northrop Grumman Corp.	307,912	65,878
Illinois Tool Works Inc.	546,188	65,455
Automatic Data Processing Inc.	740,948	65,352
Emerson Electric Co.	1,100,249	59,975
Eaton Corp. plc	781,408	51,346
CSX Corp.	1,630,918	49,743
Norfolk Southern Corp.	504,651	48,981
Waste Management Inc.	757,997	48,330
Deere & Co.	510,459	43,568
Fidelity National Information Services Inc.	560,519	43,177
TE Connectivity Ltd.	610,194	39,284
* LinkedIn Corp. Class A	203,800	38,950
* Fiserv Inc.	379,353	37,734
Cummins Inc.	290,658	37,248
Sherwin-Williams Co.	134,181	37,123
PACCAR Inc.	599,309	35,227
Amphenol Corp. Class A	527,838	34,267
Paychex Inc.	554,756	32,104
Roper Technologies Inc.	173,277	31,618
Ingersoll-Rand plc	441,187	29,974
Parker-Hannifin Corp.	230,331	28,913
Rockwell Automation Inc.	222,254	27,191
Fortive Corp.	531,830	27,070
Agilent Technologies Inc.	559,244	26,335
* FleetCor Technologies Inc.	150,370	26,124
Vulcan Materials Co.	227,588	25,884
* TransDigm Group Inc.	86,521	25,015
Ball Corp.	297,904	24,413
Waste Connections Inc.	299,973	22,408
* Verisk Analytics Inc. Class A	260,087	21,140
WestRock Co.	431,018	20,896
Republic Services Inc. Class A	410,736	20,722
Fastenal Co.	494,122	20,644
* Alliance Data Systems Corp.	95,520	20,492
Global Payments Inc.	262,723	20,167

Acuity Brands Inc.	75,033	19,854
WW Grainger Inc.	87,740	19,727
Dover Corp.	265,449	19,548
Masco Corp.	567,723	19,479
Martin Marietta Materials Inc.	108,397	19,415
* Mettler-Toledo International Inc.	45,637	19,160
AMETEK Inc.	398,232	19,028
Rockwell Collins Inc.	222,095	18,731
Pentair plc	278,742	17,906
L-3 Communications Holdings Inc.	118,736	17,897
Kansas City Southern	184,652	17,232
CH Robinson Worldwide Inc.	244,072	17,197
Textron Inc.	414,706	16,485
Cintas Corp.	145,998	16,439
Xylem Inc.	306,358	16,068
Expeditors International of Washington Inc.	310,588	16,001
Sealed Air Corp.	336,352	15,412
Fortune Brands Home & Security Inc.	263,151	15,289
* Vantiv Inc. Class A	267,624	15,059
Xerox Corp.	1,470,564	14,897
Broadridge Financial Solutions Inc.	202,272	13,712
* Crown Holdings Inc.	238,830	13,635
Total System Services Inc.	282,900	13,339
Packaging Corp. of America	161,184	13,098
Valspar Corp.	122,007	12,941
AO Smith Corp.	127,026	12,549
JB Hunt Transport Services Inc.	154,140	12,507
Huntington Ingalls Industries Inc.	80,144	12,296
* Trimble Navigation Ltd.	428,367	12,234
Fluor Corp.	238,109	12,220
IDEX Corp.	130,159	12,179
* CoStar Group Inc.	55,743	12,070
Wabtec Corp.	146,462	11,959
* United Rentals Inc.	150,953	11,848
* Stericycle Inc.	145,466	11,658
Jack Henry & Associates Inc.	134,883	11,539
* Sensata Technologies Holding NV	292,124	11,329
Carlisle Cos. Inc.	110,415	11,325
Allegion plc	163,980	11,300
Lennox International Inc.	70,608	11,088
* HD Supply Holdings Inc.	342,323	10,947
* Jacobs Engineering Group Inc.	208,028	10,759
Flowserve Corp.	222,938	10,755
PerkinElmer Inc.	187,062	10,496
Owens Corning	196,196	10,475
Macquarie Infrastructure Corp.	125,295	10,430
Hubbell Inc. Class B	94,516	10,183
* Spirit AeroSystems Holdings Inc. Class A	225,805	10,057
* Arrow Electronics Inc.	156,280	9,997
* Keysight Technologies Inc.	292,268	9,262
* Berry Plastics Group Inc.	207,896	9,116
Sonoco Products Co.	171,903	9,082
B/E Aerospace Inc.	174,348	9,007
Avnet Inc.	219,207	9,001
ManpowerGroup Inc.	121,985	8,815
Nordson Corp.	87,842	8,752
Donaldson Co. Inc.	227,672	8,499

MDU Resources Group Inc.	333,409	8,482
Toro Co.	178,488	8,360
AptarGroup Inc.	107,728	8,339
* Old Dominion Freight Line Inc.	120,411	8,261
Bemis Co. Inc.	161,625	8,244
Robert Half International Inc.	212,940	8,062
* AECOM	262,816	7,814
Graphic Packaging Holding Co.	549,377	7,686
* First Data Corp. Class A	583,838	7,683
Orbital ATK Inc.	99,888	7,614
FLIR Systems Inc.	234,752	7,376
Cognex Corp.	138,325	7,312
* WEX Inc.	65,992	7,133
Allison Transmission Holdings Inc.	247,126	7,088
Oshkosh Corp.	125,643	7,036
Graco Inc.	94,965	7,027
Hexcel Corp.	158,523	7,023
* Euronet Worldwide Inc.	84,638	6,926
* Quanta Services Inc.	247,016	6,914
Booz Allen Hamilton Holding Corp. Class A	215,944	6,826
* Genesee & Wyoming Inc. Class A	97,908	6,751
Lincoln Electric Holdings Inc.	105,660	6,616
Trinity Industries Inc.	260,585	6,301
MAXIMUS Inc.	110,705	6,261
Curtiss-Wright Corp.	68,344	6,227
Watsco Inc.	44,001	6,200
* XPO Logistics Inc.	168,972	6,196
EMCOR Group Inc.	103,620	6,178
BWX Technologies Inc.	160,099	6,143
Jabil Circuit Inc.	278,589	6,079
Eagle Materials Inc.	78,603	6,076
^ MSC Industrial Direct Co. Inc. Class A	82,738	6,074
* Genpact Ltd.	252,538	6,048
Ryder System Inc.	91,675	6,046
* Zebra Technologies Corp.	85,749	5,969
* CoreLogic Inc.	151,659	5,948
AGCO Corp.	120,206	5,929
Woodward Inc.	94,612	5,911
* Teledyne Technologies Inc.	53,366	5,760
National Instruments Corp.	197,929	5,621
RR Donnelley & Sons Co.	357,359	5,618
World Fuel Services Corp.	120,968	5,596
Deluxe Corp.	83,420	5,574
ITT Inc.	154,466	5,536
* Kirby Corp.	87,721	5,453
HEICO Corp. Class A	89,999	5,446
CLARCOR Inc.	83,197	5,408
* TransUnion	155,963	5,381
Crane Co.	84,631	5,333
EnerSys	74,053	5,124
* Owens-Illinois Inc.	277,741	5,108
^ Chicago Bridge & Iron Co. NV	179,666	5,036
Belden Inc.	72,165	4,979
Valmont Industries Inc.	36,935	4,970
Landstar System Inc.	72,600	4,943
Littelfuse Inc.	38,309	4,935
* IPG Photonics Corp.	59,159	4,872

* USG Corp.	187,175	4,838
Air Lease Corp. Class A	166,818	4,768
Joy Global Inc.	167,930	4,658
* Colfax Corp.	147,306	4,630
* Louisiana-Pacific Corp.	245,416	4,621
* Coherent Inc.	41,704	4,610
Regal Beloit Corp.	76,671	4,561
Convergys Corp.	149,011	4,533
Terex Corp.	177,988	4,523
* WESCO International Inc.	72,320	4,447
Timken Co.	122,326	4,299
* Clean Harbors Inc.	88,897	4,265
* Generac Holdings Inc.	113,610	4,124
* Cimpress NV	40,491	4,097
* Universal Display Corp.	72,327	4,015
Kennametal Inc.	137,086	3,978
* Ambarella Inc.	53,529	3,940
* Esterline Technologies Corp.	50,306	3,825
* WageWorks Inc.	62,264	3,792
KBR Inc.	243,254	3,680
Silgan Holdings Inc.	72,110	3,648
ABM Industries Inc.	91,617	3,637
* Itron Inc.	65,111	3,631
* Sanmina Corp.	125,792	3,581
* Rexnord Corp.	166,164	3,558
Barnes Group Inc.	87,611	3,553
Tetra Tech Inc.	99,474	3,528
* Cardtronics plc Class A	77,786	3,469
Universal Forest Products Inc.	34,778	3,425
Granite Construction Inc.	67,996	3,382
* Moog Inc. Class A	56,519	3,365
* MasTec Inc.	112,804	3,355
John Bean Technologies Corp.	47,410	3,345
Mueller Water Products Inc. Class A	263,810	3,311
UniFirst Corp.	25,045	3,302
G&K Services Inc. Class A	34,521	3,296
Vishay Intertechnology Inc.	232,960	3,282
* Masonite International Corp.	52,089	3,238
* Swift Transportation Co.	150,756	3,237
* FTI Consulting Inc.	72,131	3,214
* KLX Inc.	90,769	3,195
Mueller Industries Inc.	98,310	3,187
MSA Safety Inc.	54,702	3,175
* Advisory Board Co.	70,288	3,145
GATX Corp.	70,484	3,140
Knight Transportation Inc.	109,067	3,129
* Anixter International Inc.	48,357	3,119
Covanta Holding Corp.	202,644	3,119
Simpson Manufacturing Co. Inc.	70,607	3,103
Watts Water Technologies Inc. Class A	47,803	3,100
* RBC Bearings Inc.	39,423	3,015
CEB Inc.	55,051	2,999
* DigitalGlobe Inc.	108,529	2,985
* On Assignment Inc.	82,013	2,976
Applied Industrial Technologies Inc.	63,611	2,973
* Armstrong World Industries Inc.	71,481	2,954
Matson Inc.	74,053	2,953

* Trex Co. Inc.	50,125	2,943
AZZ Inc.	44,267	2,889
Albany International Corp.	67,993	2,882
Franklin Electric Co. Inc.	70,745	2,880
Brink's Co.	75,733	2,808
Brady Corp. Class A	80,449	2,784
Insperity Inc.	38,111	2,768
AAON Inc.	95,741	2,759
Astec Industries Inc.	45,955	2,751
Standex International Corp.	29,463	2,736
* TASER International Inc.	94,684	2,709
* ExlService Holdings Inc.	54,314	2,707
Apogee Enterprises Inc.	59,715	2,669
* Plexus Corp.	57,016	2,667
* AMN Healthcare Services Inc.	82,605	2,633
ESCO Technologies Inc.	56,417	2,619
Comfort Systems USA Inc.	87,856	2,575
Greif Inc. Class A	51,871	2,572
* American Woodmark Corp.	31,699	2,554
Aircastle Ltd.	128,182	2,546
* Smith & Wesson Holding Corp.	95,142	2,530
* Hub Group Inc. Class A	61,485	2,506
* NeuStar Inc. Class A	93,071	2,475
* Proto Labs Inc.	41,020	2,457
* Imperva Inc.	45,540	2,446
Exponent Inc.	47,259	2,413
* Summit Materials Inc. Class A	129,598	2,404
Triumph Group Inc.	85,908	2,395
* Huron Consulting Group Inc.	39,205	2,343
Mobile Mini Inc.	77,411	2,338
Badger Meter Inc.	68,924	2,310
Forward Air Corp.	52,782	2,283
* TopBuild Corp.	68,721	2,282
Methode Electronics Inc.	64,349	2,250
CIRCOR International Inc.	37,290	2,221
* Fabrinet	49,664	2,215
EnPro Industries Inc.	38,885	2,209
AAR Corp.	68,920	2,159
Argan Inc.	36,439	2,157
* Knowles Corp.	150,256	2,111
* Atlas Air Worldwide Holdings Inc.	49,168	2,105
* Navistar International Corp.	91,684	2,099
* OSI Systems Inc.	31,928	2,087
* Headwaters Inc.	122,975	2,081
* II-VI Inc.	84,543	2,057
* Aerojet Rocketdyne Holdings Inc.	116,702	2,052
Altra Industrial Motion Corp.	69,804	2,022
* SPX FLOW Inc.	64,045	1,980
US Ecology Inc.	43,970	1,972
Heartland Express Inc.	102,824	1,941
Sturm Ruger & Co. Inc.	32,809	1,895
Korn/Ferry International	88,234	1,853
Alamo Group Inc.	27,835	1,834
EVERTEC Inc.	109,002	1,829
CTS Corp.	95,717	1,780
Otter Tail Corp.	50,862	1,759
Schnitzer Steel Industries Inc.	83,962	1,755

* LifeLock Inc.	98,950	1,674
* Builders FirstSource Inc.	145,449	1,674
* CBIZ Inc.	148,962	1,667
* Tutor Perini Corp.	77,116	1,656
Griffon Corp.	96,961	1,649
* Astronics Corp.	36,472	1,643
* Air Transport Services Group Inc.	114,342	1,641
* Rofin-Sinar Technologies Inc.	50,086	1,612
Materion Corp.	52,440	1,610
* FARO Technologies Inc.	44,681	1,606
Werner Enterprises Inc.	68,586	1,596
^ Greenbrier Cos. Inc.	45,112	1,592
Actuant Corp. Class A	68,250	1,586
* Babcock & Wilcox Enterprises Inc.	94,933	1,566
* MACOM Technology Solutions Holdings Inc.	36,927	1,563
* Aegion Corp. Class A	81,791	1,560
Raven Industries Inc.	67,132	1,546
Kaman Corp.	34,581	1,519
Harsco Corp.	149,152	1,481
* Meritor Inc.	132,996	1,480
* PHH Corp.	101,086	1,461
General Cable Corp.	96,966	1,453
Federal Signal Corp.	109,467	1,452
Insteel Industries Inc.	39,956	1,448
* Energy Recovery Inc.	90,079	1,439
* TimkenSteel Corp.	137,403	1,436
* Rogers Corp.	23,376	1,428
Tennant Co.	21,962	1,423
* Benchmark Electronics Inc.	56,586	1,412
Essendant Inc.	68,299	1,401
Quanex Building Products Corp.	80,684	1,393
* TriMas Corp.	74,618	1,389
Barrett Business Services Inc.	27,927	1,385
* Wesco Aircraft Holdings Inc.	103,132	1,385
Marten Transport Ltd.	65,025	1,366
TeleTech Holdings Inc.	47,088	1,365
* Gibraltar Industries Inc.	36,715	1,364
* Team Inc.	41,491	1,357
* Sykes Enterprises Inc.	48,041	1,351
* Lydall Inc.	26,296	1,345
Cubic Corp.	28,714	1,344
* Boise Cascade Co.	50,814	1,291
* Veeco Instruments Inc.	65,635	1,288
AVX Corp.	91,887	1,267
* MYR Group Inc.	41,909	1,261
* SPX Corp.	62,553	1,260
Kadant Inc.	23,744	1,237
* Bazaarvoice Inc.	208,235	1,231
Ennis Inc.	72,112	1,215
* DHI Group Inc.	153,634	1,212
* Navigant Consulting Inc.	59,875	1,211
Daktronics Inc.	125,861	1,201
* Cross Country Healthcare Inc.	98,831	1,164
^ American Railcar Industries Inc.	28,023	1,162
* TriNet Group Inc.	53,170	1,150
ManTech International Corp.	30,099	1,134
Lindsay Corp.	15,326	1,134

* BMC Stock Holdings Inc.	63,545	1,127
* Integer Holdings Corp.	51,643	1,120
* TrueBlue Inc.	49,065	1,112
* CRA International Inc.	41,546	1,105
* Inovalon Holdings Inc. Class A	72,369	1,065
* Patrick Industries Inc.	16,985	1,052
Acacia Research Corp.	160,219	1,045
Primoris Services Corp.	50,263	1,035
Myers Industries Inc.	78,601	1,021
Manitowoc Co. Inc.	212,984	1,020
Heidrick & Struggles International Inc.	54,963	1,020
ArcBest Corp.	52,951	1,007
McGrath RentCorp	31,694	1,005
* US Concrete Inc.	21,810	1,005
MTS Systems Corp.	21,532	991
* Paylocity Holding Corp.	22,226	988
Park-Ohio Holdings Corp.	26,555	968
Multi-Color Corp.	14,662	968
H&E Equipment Services Inc.	57,430	963
* Franklin Covey Co.	53,993	962
* Wabash National Corp.	67,355	959
Powell Industries Inc.	23,118	926
* Monster Worldwide Inc.	255,829	924
* Saia Inc.	30,061	901
* Ducommun Inc.	39,330	898
* TTM Technologies Inc.	76,402	875
* Engility Holdings Inc.	27,290	860
* Covenant Transportation Group Inc. Class A	44,234	855
Gorman-Rupp Co.	32,718	838
* Continental Building Products Inc.	39,854	837
Cass Information Systems Inc.	14,701	833
* PGT Inc.	77,600	828
Triton International Ltd.	61,860	816
Encore Wire Corp.	22,071	812
Advanced Drainage Systems Inc.	33,390	803
NN Inc.	43,525	794
Crawford & Co. Class B	68,858	782
Quad/Graphics Inc.	28,784	769
Resources Connection Inc.	51,251	766
* ICF International Inc.	17,263	765
* Information Services Group Inc.	191,045	762
Kforce Inc.	37,105	760
* Lionbridge Technologies Inc.	151,449	757
CECO Environmental Corp.	67,095	757
* Casella Waste Systems Inc. Class A	70,808	729
Sun Hydraulics Corp.	22,435	724
* Landec Corp.	53,668	720
Columbus McKinnon Corp.	40,150	716
Black Box Corp.	51,466	715
* Armstrong Flooring Inc.	37,606	710
* GP Strategies Corp.	28,536	703
* Press Ganey Holdings Inc.	17,187	694
* EnerNOC Inc.	126,710	685
Crawford & Co. Class A	75,035	672
* Horizon Global Corp.	33,364	665
* Aerovironment Inc.	27,078	661
Dynamic Materials Corp.	60,214	642

	Landauer Inc.	14,199	632
	Celadon Group Inc.	71,903	628
	AEP Industries Inc.	5,711	625
*	CyberOptics Corp.	25,135	618
*	ARC Document Solutions Inc.	164,816	616
*	Accuride Corp.	238,030	609
	Kelly Services Inc. Class A	31,582	607
	Miller Industries Inc.	26,603	606
*	DXP Enterprises Inc.	20,637	582
	United States Lime & Minerals Inc.	8,666	572
*	Thermon Group Holdings Inc.	28,950	572
	NACCO Industries Inc. Class A	8,389	570
*	NCI Building Systems Inc.	38,917	568
	Hyster-Yale Materials Handling Inc.	9,387	564
*	Era Group Inc.	67,600	544
	Viad Corp.	14,537	536
	Bel Fuse Inc. Class B	21,864	528
*	Layne Christensen Co.	61,517	523
	Spartan Motors Inc.	54,514	522
*	Installed Building Products Inc.	14,500	520
*	Echo Global Logistics Inc.	21,481	495
*	Kimball Electronics Inc.	34,648	480
*	RPX Corp.	44,071	471
*,^ Kratos Defense & Security Solutions Inc.		68,262	470
	LSI Industries Inc.	40,082	450
	Park Electrochemical Corp.	25,781	448
	HEICO Corp.	6,304	436
*	Control4 Corp.	35,100	431
*	Ply Gem Holdings Inc.	31,039	415
	Graham Corp.	21,420	409
*	PAM Transportation Services Inc.	20,094	402
*	Commercial Vehicle Group Inc.	69,313	401
	Douglas Dynamics Inc.	12,473	398
	NVE Corp.	6,690	394
	Eastern Co.	19,602	393
*	Electro Scientific Industries Inc.	69,591	392
*	Kemet Corp.	108,012	386
*	Everi Holdings Inc.	151,155	373
*	Vishay Precision Group Inc.	22,868	367
	Hardinge Inc.	32,619	363
*	Ameresco Inc. Class A	68,671	361
*	InnerWorkings Inc.	37,219	351
*	Lawson Products Inc.	19,589	347
	Houston Wire & Cable Co.	54,511	337
*	Great Lakes Dredge & Dock Corp.	95,202	333
	Mesa Laboratories Inc.	2,907	332
*	Overseas Shipholding Group Inc. Class A	30,955	327
*	Vicor Corp.	27,927	324
*	Novanta Inc.	18,624	323
*,^ CUI Global Inc.		55,345	323
*	Maxwell Technologies Inc.	61,076	315
	Global Brass & Copper Holdings Inc.	10,819	313
*	Heritage-Crystal Clean Inc.	23,489	312
*	YRC Worldwide Inc.	24,854	306
*,^ ClearSign Combustion Corp.		50,569	303
*	Ballantyne Strong Inc.	42,291	296
*	Arotech Corp.	92,751	274

*	ServiceSource International Inc.	54,970	268
*	Astronics Corp. Class B	5,910	267
	CDI Corp.	46,883	266
*	American Superconductor Corp.	37,559	263
*	Northwest Pipe Co.	22,027	260
*	CAI International Inc.	30,972	256
*	ModusLink Global Solutions Inc.	153,608	252
	BlueLinx Holdings Inc.	27,852	250
*	Mistras Group Inc.	9,970	234
*	Cenveo Inc.	32,752	231
	Textainer Group Holdings Ltd.	30,785	231
	Allied Motion Technologies Inc.	12,159	230
*	Orion Group Holdings Inc.	33,320	228
*	Roadrunner Transportation Systems Inc.	27,181	217
	LB Foster Co. Class A	17,828	214
*	Sterling Construction Co. Inc.	27,200	211
	Hurco Cos. Inc.	7,342	206
*	Evolent Health Inc. Class A	8,083	199
*	Intevac Inc.	30,977	183
*	Goldfield Corp.	66,601	180
*	Milacron Holdings Corp.	10,582	169
*	Willis Lease Finance Corp.	6,584	156
*	IES Holdings Inc.	8,711	155
*	UFP Technologies Inc.	5,749	152
*	PRGX Global Inc.	32,040	151
*	TRC Cos. Inc.	17,053	148
*	Echelon Corp.	26,683	143
*	Broadwind Energy Inc.	31,113	137
*	Cotiviti Holdings Inc.	4,020	135
	Supreme Industries Inc. Class A	6,861	132
*	Sparton Corp.	4,933	130
*	Nuvectra Corp.	18,420	127
*	Hill International Inc.	24,339	112
	National Research Corp. Class B	3,096	107
*,^ A. M. Castle & Co.		132,138	106
	VSE Corp.	2,950	100
*	StarTek Inc.	15,981	100
*	Fuel Tech Inc.	71,059	99
*	Innovative Solutions & Support Inc.	31,038	99
	FreightCar America Inc.	6,512	94
*	USA Truck Inc.	8,258	85
	AMCON Distributing Co.	900	82
*	Aspen Aerogels Inc.	13,412	80
*	Radiant Logistics Inc.	28,000	80
*	Perma-Fix Environmental Services	15,311	77
*	Frequency Electronics Inc.	7,273	76
	Hudson Global Inc.	48,253	74
	Universal Technical Institute Inc.	40,610	72
*	Xerium Technologies Inc.	8,965	71
*	Synthesis Energy Systems Inc.	55,859	68
*	LMI Aerospace Inc.	9,475	67
*	Lincoln Educational Services Corp.	30,118	66
*	IEC Electronics Corp.	13,361	64
*	Asure Software Inc.	9,398	60
	Richardson Electronics Ltd.	7,894	54
*	Air T Inc.	2,500	50
*	Capstone Turbine Corp.	35,895	49

*	Key Technology Inc.	4,289	46
	Twin Disc Inc.	3,509	42
*	Multi Packaging Solutions International Ltd.	2,900	42
*	American Electric Technologies Inc.	17,847	40
*	Ultralife Corp.	9,678	40
*	Applied DNA Sciences Inc.	11,980	37
*	Hudson Technologies Inc.	5,527	37
	National Research Corp. Class A	2,202	36
*	MINDBODY Inc. Class A	1,814	36
*	NV5 Global Inc.	1,100	36
*	Onvia Inc.	6,351	31
	Bel Fuse Inc. Class A	1,477	30
*	Mattersight Corp.	6,659	28
*	Gencor Industries Inc.	2,175	26
	Omega Flex Inc.	666	26
*	MicroVision Inc.	17,717	24
*	Digital Ally Inc.	3,600	21
*	Revolution Lighting Technologies Inc.	3,385	21
*	AeroCentury Corp.	2,175	20
	Greif Inc. Class B	318	19
*	Power Solutions International Inc.	1,862	19
*	Orion Energy Systems Inc.	13,216	18
*	Patriot Transportation Holding Inc.	794	17
*	Turtle Beach Corp.	11,768	15
*	Active Power Inc.	51,574	14
*	Research Frontiers Inc.	4,224	11
*	Energy Focus Inc.	1,890	9
^	Eagle Bulk Shipping Inc.	1,145	8
*	Industrial Services of America Inc.	5,080	8
*	Art's-Way Manufacturing Co. Inc.	2,553	7
*	Rand Logistics Inc.	6,796	5
*	Sharps Compliance Corp.	1,172	5
*	Odyssey Marine Exploration Inc.	1,433	5
*	Cartesian Inc.	7,826	5
	Universal Logistics Holdings Inc.	360	5
	Ecology and Environment Inc.	450	4
*	American DG Energy Inc.	15,120	4
*	Rubicon Technology Inc.	6,096	4
*	Wireless Telecom Group Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	2
	Chicago Rivet & Machine Co.	28	1
*	CTPartners Executive Search Inc.	74,003	—
*	Westport Fuel Systems Inc.	3	—
			4,979,067
Oil & Gas (6.7%)
	Exxon Mobil Corp.	7,089,483	618,770
	Chevron Corp.	3,225,348	331,953
	Schlumberger Ltd.	2,377,650	186,978
	Occidental Petroleum Corp.	1,306,061	95,238
	ConocoPhillips	2,115,067	91,942
	EOG Resources Inc.	940,314	90,938
	Kinder Morgan Inc.	3,244,075	75,035
	Halliburton Co.	1,398,628	62,770
	Phillips 66	762,201	61,395
	Anadarko Petroleum Corp.	944,234	59,827
	Pioneer Natural Resources Co.	289,637	53,771
	Spectra Energy Corp.	1,198,671	51,243

	Valero Energy Corp.	788,753	41,804
	Apache Corp.	648,054	41,391
	Williams Cos. Inc.	1,283,412	39,439
	Devon Energy Corp.	849,321	37,464
	Baker Hughes Inc.	731,590	36,923
	Marathon Petroleum Corp.	904,032	36,695
*	Concho Resources Inc.	240,156	32,985
	Noble Energy Inc.	734,645	26,256
	Hess Corp.	486,298	26,075
	National Oilwell Varco Inc.	643,309	23,635
	Marathon Oil Corp.	1,446,341	22,867
	Cimarex Energy Co.	161,770	21,737
	EQT Corp.	295,343	21,448
	Cabot Oil & Gas Corp.	795,322	20,519
	Tesoro Corp.	204,656	16,282
*	Cheniere Energy Inc.	342,543	14,935
*	Newfield Exploration Co.	338,598	14,715
	Range Resources Corp.	359,534	13,932
	Targa Resources Corp.	270,704	13,294
*	Diamondback Energy Inc.	133,186	12,858
^	Helmerich & Payne Inc.	175,026	11,779
*	Southwestern Energy Co.	843,692	11,677
*	FMC Technologies Inc.	386,134	11,457
	OGE Energy Corp.	341,456	10,797
	Energen Corp.	165,581	9,557
*	Antero Resources Corp.	340,868	9,186
*	Parsley Energy Inc. Class A	273,470	9,164
*	Weatherford International plc	1,528,318	8,589
	Murphy Oil Corp.	279,234	8,489
	Core Laboratories NV	75,497	8,481
*	Continental Resources Inc.	159,771	8,302
	QEP Resources Inc.	409,271	7,993
*	WPX Energy Inc.	586,502	7,736
*	Chesapeake Energy Corp.	1,193,906	7,486
	HollyFrontier Corp.	301,122	7,378
*	Rice Energy Inc.	268,609	7,013
*,^ Transocean Ltd.		592,312	6,314
*	PDC Energy Inc.	94,004	6,304
*	Gulfport Energy Corp.	213,935	6,044
	SM Energy Co.	144,213	5,564
	Nabors Industries Ltd.	457,214	5,560
	Patterson-UTI Energy Inc.	240,282	5,375
*	First Solar Inc.	131,548	5,195
	Superior Energy Services Inc.	259,831	4,651
	Oceaneering International Inc.	168,515	4,636
	Ensco plc Class A	517,438	4,398
*	RSP Permian Inc.	112,793	4,374
*	Callon Petroleum Co.	269,221	4,227
*	Whiting Petroleum Corp.	470,374	4,111
*	Carrizo Oil & Gas Inc.	95,886	3,895
	PBF Energy Inc. Class A	168,064	3,805
*	NOW Inc.	175,484	3,761
	Western Refining Inc.	139,090	3,680
*	Dril-Quip Inc.	65,184	3,633
*	Matador Resources Co.	143,466	3,492
*	Oasis Petroleum Inc.	293,866	3,371
	Rowan Cos. plc Class A	217,151	3,292

*	Laredo Petroleum Inc.	247,490	3,193
	SemGroup Corp. Class A	88,393	3,126
*	MRC Global Inc.	171,396	2,816
*	Oil States International Inc.	87,673	2,768
	Noble Corp. plc	423,495	2,685
	Pattern Energy Group Inc. Class A	118,826	2,672
*	Denbury Resources Inc.	803,827	2,596
	Green Plains Inc.	92,694	2,429
*,^ RPC Inc.		141,913	2,384
*	Forum Energy Technologies Inc.	109,607	2,177
*	McDermott International Inc.	424,431	2,126
*	SEACOR Holdings Inc.	35,533	2,114
	Archrock Inc.	149,170	1,951
	Diamond Offshore Drilling Inc.	107,124	1,886
*,^ Flotek Industries Inc.		124,875	1,816
	Delek US Holdings Inc.	104,835	1,813
*	Chart Industries Inc.	52,673	1,729
*	Clayton Williams Energy Inc.	20,114	1,719
*	Newpark Resources Inc.	229,275	1,687
*	REX American Resources Corp.	18,444	1,563
*	Synergy Resources Corp.	214,167	1,484
^	California Resources Corp.	112,446	1,406
*	Matrix Service Co.	64,387	1,208
*	Renewable Energy Group Inc.	142,026	1,203
*	Abraxas Petroleum Corp.	701,102	1,185
*	Exterran Corp.	71,935	1,128
	Bristow Group Inc.	73,828	1,035
*	Bill Barrett Corp.	181,465	1,009
*	Dawson Geophysical Co.	130,065	992
	Atwood Oceanics Inc.	109,752	954
	Alon USA Energy Inc.	116,576	940
*	Natural Gas Services Group Inc.	36,734	903
*,^ ION Geophysical Corp.		126,182	864
*	TETRA Technologies Inc.	138,250	845
*,^ SunPower Corp. Class A		93,901	838
*	Par Pacific Holdings Inc.	62,144	813
*	Unit Corp.	43,192	803
*	Green Brick Partners Inc.	95,396	788
^	CVR Energy Inc.	52,325	721
	Adams Resources & Energy Inc.	16,481	648
	Gulf Island Fabrication Inc.	66,844	615
*	Helix Energy Solutions Group Inc.	75,540	614
*	EXCO Resources Inc.	572,995	613
*	Northern Oil and Gas Inc.	206,468	553
*	Eclipse Resources Corp.	166,058	546
	Tesco Corp.	65,832	537
*	Parker Drilling Co.	246,302	534
*	Independence Contract Drilling Inc.	98,339	516
*,^ Approach Resources Inc.		146,177	494
*	Cobalt International Energy Inc.	392,445	487
*	Pacific Ethanol Inc.	69,913	483
*,^ TerraVia Holdings Inc.		173,475	477
*	Contango Oil & Gas Co.	45,407	464
*	Hornbeck Offshore Services Inc.	74,150	408
*,^ Plug Power Inc.		216,277	370
*	PHI Inc.	16,385	298
*	Sanchez Energy Corp.	32,900	291

*,^ Basic Energy Services Inc.		327,605	272
	Evolution Petroleum Corp.	43,091	271
*,^ EP Energy Corp. Class A		60,300	264
*	VAALCO Energy Inc.	280,966	261
*,^ FuelCell Energy Inc.		47,468	257
	Panhandle Oil and Gas Inc. Class A	14,610	256
*,^ Bonanza Creek Energy Inc.		251,039	256
*	Jones Energy Inc. Class A	69,223	246
*	Trecora Resources	20,083	229
*	Gastar Exploration Inc.	226,590	191
*	Amyris Inc.	320,610	186
*	PetroQuest Energy Inc.	46,985	163
*	Ring Energy Inc.	13,495	148
*	Resolute Energy Corp.	5,270	137
*	Mitcham Industries Inc.	41,316	136
*	Enphase Energy Inc.	90,916	107
*,^ Harvest Natural Resources Inc.		111,432	90
	CARBO Ceramics Inc.	6,000	66
*	Geospace Technologies Corp.	1,988	39
	Comstock Resources Inc.	2,299	18
*,^ Stone Energy Corp.		1,167	14
*	Rex Energy Corp.	19,900	12
*,^ MagneGas Corp.		17,025	11
*	Zion Oil & Gas Inc.	6,828	10
*,^ Torchlight Energy Resources Inc.		3,977	4
*	PHI Inc.	229	4
*	Ideal Power Inc.	791	4
*	Yuma Energy Inc.	12,744	3
*	Aemetis Inc.	1,072	1
*	PrimeEnergy Corp.	10	1
*	Willbros Group Inc.	190	—
*	Triangle Petroleum Corp.	600	—
			2,612,854
Other (0.0%)2
*	Leap Wireless International Inc CVR	134,187	338
*	Dyax Corp CVR	266,416	295
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Chelsea Therapeutics International Ltd. CVR	288,407	32
*	Ambit Biosciences Corp. CVR	29,736	18
*	Alexza Pharmaceuticals Inc CVR	80,591	3
*	Durata Therapeutics Inc CVR	800	1
*	Clinical Data CVR	29,879	—
*	Gerber Scientific Inc. CVR	53,384	—
*,^ Biosante Pharmaceutical Inc CVR		156,953	—
*	Cubist Pharmaceuticals, Inc. CVR	16,200	—
*	Allen Organ Co. Escrow Shares	283	—
			753
Technology (16.7%)
	Apple Inc.	8,751,887	989,401
	Microsoft Corp.	12,656,567	729,018
*	Facebook Inc. Class A	3,971,543	509,430
*	Alphabet Inc. Class A	504,095	405,323
*	Alphabet Inc. Class C	499,340	388,132
	Intel Corp.	8,088,503	305,341
	Cisco Systems Inc.	8,599,165	272,766
	International Business Machines Corp.	1,470,769	233,632

	Oracle Corp.	5,286,422	207,651
	QUALCOMM Inc.	2,519,484	172,585
	Texas Instruments Inc.	1,715,201	120,373
	Broadcom Ltd.	642,443	110,834
*	Adobe Systems Inc.	853,467	92,635
*	salesforce.com Inc.	1,100,451	78,495
	Hewlett Packard Enterprise Co.	2,841,022	64,633
*	Yahoo! Inc.	1,464,549	63,122
	NVIDIA Corp.	869,037	59,546
	Applied Materials Inc.	1,847,990	55,717
*	Cognizant Technology Solutions Corp. Class A	1,037,722	49,510
	HP Inc.	2,946,153	45,754
	Intuit Inc.	415,639	45,724
	Corning Inc.	1,772,759	41,926
	Analog Devices Inc.	525,680	33,880
*	Cerner Corp.	519,676	32,090
*	Micron Technology Inc.	1,775,363	31,566
	Western Digital Corp.	481,209	28,136
	Symantec Corp.	1,052,509	26,418
*	Autodesk Inc.	364,916	26,394
	Lam Research Corp.	273,999	25,950
*	Red Hat Inc.	309,518	25,018
	Skyworks Solutions Inc.	324,487	24,706
	Linear Technology Corp.	409,932	24,305
	Xilinx Inc.	436,000	23,692
*	Palo Alto Networks Inc.	145,551	23,191
	Microchip Technology Inc.	368,104	22,874
*	Twitter Inc.	968,015	22,313
	Motorola Solutions Inc.	285,048	21,743
*	Citrix Systems Inc.	252,962	21,557
*	ServiceNow Inc.	267,254	21,153
	Seagate Technology plc	512,523	19,758
	Harris Corp.	213,300	19,540
	Maxim Integrated Products Inc.	485,074	19,369
	KLA-Tencor Corp.	266,701	18,592
*	Dell Technologies Inc - VMware Inc	382,969	18,306
	CA Inc.	537,286	17,773
*	Workday Inc. Class A	193,287	17,722
	NetApp Inc.	493,223	17,667
*	Synopsys Inc.	259,024	15,373
	CDK Global Inc.	265,077	15,205
*	Akamai Technologies Inc.	284,631	15,083
	Juniper Networks Inc.	622,395	14,975
*	F5 Networks Inc.	114,317	14,248
*	ANSYS Inc.	150,167	13,907
*	Splunk Inc.	227,206	13,332
*	Cadence Design Systems Inc.	513,451	13,108
	CDW Corp.	279,224	12,769
	Computer Sciences Corp.	240,123	12,537
*	VeriSign Inc.	157,319	12,309
*	Qorvo Inc.	218,356	12,171
*	Gartner Inc.	134,216	11,871
*,^ VMware Inc. Class A		138,316	10,145
	Leidos Holdings Inc.	230,383	9,971
*	Ultimate Software Group Inc.	47,002	9,607
*	Tyler Technologies Inc.	56,015	9,591
	SS&C Technologies Holdings Inc.	291,862	9,383

	Marvell Technology Group Ltd.	706,477	9,375
*	ARRIS International plc	326,078	9,238
	Ingram Micro Inc.	255,910	9,126
*	Advanced Micro Devices Inc.	1,298,786	8,975
*	CommScope Holding Co. Inc.	295,770	8,906
*	Fortinet Inc.	238,774	8,818
*	ON Semiconductor Corp.	710,481	8,753
*	PTC Inc.	196,570	8,710
	Garmin Ltd.	177,385	8,534
*	athenahealth Inc.	67,347	8,494
*	Microsemi Corp.	193,591	8,127
	IAC/InterActiveCorp	126,182	7,883
*	NetSuite Inc.	69,217	7,662
	CSRA Inc.	279,835	7,528
	Teradyne Inc.	346,671	7,481
*	Guidewire Software Inc.	123,992	7,437
	Brocade Communications Systems Inc.	799,870	7,383
*	Manhattan Associates Inc.	123,106	7,093
*	Nuance Communications Inc.	478,211	6,934
*	Teradata Corp.	223,034	6,914
*	NCR Corp.	211,356	6,804
	DST Systems Inc.	56,604	6,675
	Fair Isaac Corp.	53,204	6,629
*	Aspen Technology Inc.	139,617	6,533
*	IMS Health Holdings Inc.	197,942	6,203
	Cypress Semiconductor Corp.	507,470	6,171
*	Veeva Systems Inc. Class A	148,954	6,149
*,^ Arista Networks Inc.		71,112	6,050
	Pitney Bowes Inc.	323,194	5,869
	SYNNEX Corp.	51,056	5,826
*	Rackspace Hosting Inc.	183,167	5,805
*	EPAM Systems Inc.	82,530	5,720
*	ViaSat Inc.	75,905	5,666
*	Cirrus Logic Inc.	106,604	5,666
*	Ellie Mae Inc.	53,684	5,653
*	Finisar Corp.	187,989	5,602
*	Cavium Inc.	93,872	5,463
	Blackbaud Inc.	81,006	5,374
*	Tableau Software Inc. Class A	97,124	5,368
	j2 Global Inc.	79,311	5,283
*	Medidata Solutions Inc.	93,243	5,199
*	Ciena Corp.	235,354	5,131
*	Proofpoint Inc.	68,362	5,117
*	Tech Data Corp.	60,204	5,100
	Intersil Corp. Class A	231,756	5,082
*	Integrated Device Technology Inc.	217,771	5,031
	Monolithic Power Systems Inc.	62,129	5,001
*	NetScout Systems Inc.	168,220	4,920
	Mentor Graphics Corp.	183,496	4,852
	InterDigital Inc.	59,317	4,698
	Science Applications International Corp.	65,896	4,571
	MKS Instruments Inc.	91,490	4,550
*	Cree Inc.	172,290	4,431
*	Zendesk Inc.	143,823	4,417
*	Dycom Industries Inc.	53,629	4,386
*	CACI International Inc. Class A	41,797	4,217
*	Allscripts Healthcare Solutions Inc.	319,636	4,210

*	Entegris Inc.	240,405	4,188
	Lexmark International Inc. Class A	102,285	4,087
*	Fleetmatics Group plc	66,977	4,017
*	Verint Systems Inc.	106,659	4,014
*	Silicon Laboratories Inc.	68,054	4,002
*	Cornerstone OnDemand Inc.	86,144	3,958
*	Electronics For Imaging Inc.	80,841	3,955
*	ACI Worldwide Inc.	199,309	3,863
*	TiVo Corp.	197,926	3,856
*	FireEye Inc.	261,139	3,847
*	Paycom Software Inc.	76,519	3,836
*	Lumentum Holdings Inc.	90,929	3,798
*	Gigamon Inc.	69,010	3,782
	LogMeIn Inc.	41,137	3,718
*	Synaptics Inc.	63,284	3,707
*	CommVault Systems Inc.	68,451	3,637
	Tessera Technologies Inc.	88,357	3,396
*	EchoStar Corp. Class A	74,808	3,279
*,^ 3D Systems Corp.		181,779	3,263
*	NETGEAR Inc.	52,891	3,199
*	Advanced Energy Industries Inc.	67,553	3,197
*	Infoblox Inc.	121,215	3,196
*	BroadSoft Inc.	67,704	3,152
*	HubSpot Inc.	54,447	3,137
	Power Integrations Inc.	49,643	3,129
*	Semtech Corp.	112,177	3,111
	NIC Inc.	131,418	3,088
	Ebix Inc.	52,763	3,000
*	VeriFone Systems Inc.	188,489	2,967
	Plantronics Inc.	57,076	2,966
*	Viavi Solutions Inc.	399,039	2,949
	CSG Systems International Inc.	70,423	2,911
*	Progress Software Corp.	105,368	2,866
	Diebold Inc.	114,829	2,847
*	Synchronoss Technologies Inc.	68,998	2,841
*	Insight Enterprises Inc.	86,320	2,810
*,^ Ubiquiti Networks Inc.		52,054	2,785
*	MicroStrategy Inc. Class A	16,215	2,715
	Cabot Microelectronics Corp.	49,522	2,620
	Cogent Communications Holdings Inc.	71,102	2,617
*	Interactive Intelligence Group Inc.	43,160	2,596
*	Premier Inc. Class A	78,731	2,546
*	Syntel Inc.	58,405	2,448
*	Callidus Software Inc.	129,065	2,368
*	Rambus Inc.	188,922	2,362
*	Infinera Corp.	246,557	2,226
*	Amkor Technology Inc.	228,726	2,223
*	SPS Commerce Inc.	29,045	2,132
*	CEVA Inc.	60,660	2,127
*	Bottomline Technologies de Inc.	88,130	2,054
*	Envestnet Inc.	56,188	2,048
	Brooks Automation Inc.	145,277	1,977
*	FormFactor Inc.	182,140	1,976
	Pegasystems Inc.	65,843	1,942
*	Inphi Corp.	44,344	1,929
*	GoDaddy Inc. Class A	55,648	1,922
	ADTRAN Inc.	97,273	1,862

*	Diodes Inc.	84,240	1,798
*	2U Inc.	45,634	1,747
*	Lattice Semiconductor Corp.	265,530	1,723
*	ScanSource Inc.	45,189	1,649
*	Applied Micro Circuits Corp.	234,549	1,630
	Epiq Systems Inc.	98,854	1,630
*	Cray Inc.	67,161	1,581
*	Boingo Wireless Inc.	148,027	1,522
*	Oclaro Inc.	177,216	1,515
*	RealPage Inc.	58,368	1,500
*	PROS Holdings Inc.	65,934	1,491
*	Web.com Group Inc.	83,099	1,435
*	Square Inc.	122,110	1,424
	West Corp.	62,385	1,377
	Hackett Group Inc.	83,231	1,375
*	Blucora Inc.	122,539	1,372
*	Axcelis Technologies Inc.	103,226	1,371
*	Carbonite Inc.	89,226	1,371
*	Shutterstock Inc.	21,425	1,365
*	Brightcove Inc.	104,428	1,363
*	RingCentral Inc. Class A	56,781	1,343
*	Actua Corp.	101,944	1,320
	Inteliquent Inc.	79,514	1,283
	American Software Inc.	114,996	1,276
*	Harmonic Inc.	214,815	1,274
*	CalAmp Corp.	90,066	1,256
*	Ixia	99,800	1,247
*	Intralinks Holdings Inc.	123,849	1,246
*	AXT Inc.	239,720	1,244
*	MaxLinear Inc.	59,919	1,215
*	Alpha & Omega Semiconductor Ltd.	55,713	1,210
*,^ Gogo Inc.		106,758	1,179
*	Qualys Inc.	30,082	1,149
*	New Relic Inc.	29,613	1,135
*	InvenSense Inc.	145,791	1,082
*	Super Micro Computer Inc.	45,044	1,053
	Monotype Imaging Holdings Inc.	46,852	1,036
	Forrester Research Inc.	25,485	991
*	Mercury Systems Inc.	39,807	978
*	Cvent Inc.	29,680	941
*	Box Inc.	58,024	914
	Cohu Inc.	75,521	887
*	Digi International Inc.	74,692	851
*	Perficient Inc.	42,131	849
^	Computer Programs & Systems Inc.	32,168	838
*	Virtusa Corp.	33,254	821
	Quality Systems Inc.	72,275	818
*	Exar Corp.	85,374	795
*	Loral Space & Communications Inc.	20,185	789
*	Endurance International Group Holdings Inc.	89,237	781
*	Extreme Networks Inc.	171,913	772
*	CommerceHub Inc.	48,484	771
	Concurrent Computer Corp.	138,503	762
*	Benefitfocus Inc.	19,039	760
*	Calix Inc.	102,291	752
*	LivePerson Inc.	88,347	743
*	A10 Networks Inc.	68,949	737

*	Agilysys Inc.	66,073	735
*	MeetMe Inc.	116,721	724
	IXYS Corp.	59,452	716
*	Ultratech Inc.	30,019	693
*	Unisys Corp.	65,214	635
*	iPass Inc.	392,516	632
*	VASCO Data Security International Inc.	35,563	626
*	Photronics Inc.	60,667	625
*	RigNet Inc.	40,600	614
	EMCORE Corp.	106,230	606
*	DSP Group Inc.	47,478	570
*	Guidance Software Inc.	93,445	557
*	ChannelAdvisor Corp.	42,426	549
*	Alarm.com Holdings Inc.	18,865	544
*	Limelight Networks Inc.	288,017	539
*	Nimble Storage Inc.	56,485	499
*	Q2 Holdings Inc.	17,253	494
*	Digimarc Corp.	12,861	493
*	Tangoe Inc.	59,708	493
	Comtech Telecommunications Corp.	38,207	489
*	Mitek Systems Inc.	57,594	477
*	Immersion Corp.	57,685	471
*	Aware Inc.	87,593	464
*	Xcerra Corp.	75,822	459
*	ePlus Inc.	4,849	458
*	Pure Storage Inc. Class A	33,021	447
*,^ Twilio Inc.		6,324	407
*	Edgewater Technology Inc.	46,566	396
*	Barracuda Networks Inc.	15,188	387
*	Nanometrics Inc.	17,193	384
*	CommerceHub Inc. Class A	24,242	383
*	Datalink Corp.	35,769	379
*	SunEdison Semiconductor Ltd.	33,100	377
*	Jive Software Inc.	88,234	376
*	Apigee Corp.	20,571	358
*	Amtech Systems Inc.	72,023	357
	PC Connection Inc.	12,726	336
*	Icad Inc.	64,632	336
*	Rightside Group Ltd.	36,922	336
*	Match Group Inc.	18,188	324
*	KVH Industries Inc.	35,175	310
*	Ciber Inc.	268,615	309
*	VOXX International Corp. Class A	102,600	307
*	ShoreTel Inc.	37,347	299
*	Vectrus Inc.	19,009	289
*	PDF Solutions Inc.	15,248	277
*	NeoPhotonics Corp.	16,600	271
*	KEYW Holding Corp.	23,960	265
*	Internap Corp.	157,326	260
*	Sigma Designs Inc.	32,557	254
*	Aviat Networks Inc.	27,330	252
*,^ Acacia Communications Inc.		2,334	241
	Computer Task Group Inc.	51,182	241
*	Amber Road Inc.	24,560	237
*	Rudolph Technologies Inc.	13,328	236
*	Kopin Corp.	105,030	229
*	Five9 Inc.	14,250	223

	LRAD Corp.	119,396	223
*	Rosetta Stone Inc.	24,171	205
*	Zix Corp.	48,978	201
	QAD Inc. Class A	8,758	196
*	Quantum Corp.	259,882	191
*	Clearfield Inc.	9,367	176
*	Vocera Communications Inc.	10,161	172
*	FalconStor Software Inc.	164,416	171
*	Varonis Systems Inc.	5,433	164
*	Covisint Corp.	74,854	163
*	BSQUARE Corp.	32,490	160
*	Castlight Health Inc. Class B	38,089	158
*	Datawatch Corp.	21,298	158
*	eGain Corp.	49,676	153
*	Telenav Inc.	25,963	149
*	Pendrell Corp.	215,736	148
	Simulations Plus Inc.	16,404	145
*	Exa Corp.	8,672	139
*	Hutchinson Technology Inc.	34,932	139
*,^ Park City Group Inc.		11,753	139
	Systemax Inc.	17,314	137
	PC-Tel Inc.	25,151	133
	Great Elm Capital Group Inc.	27,716	130
*	Lantronix Inc.	89,562	125
*	GSI Technology Inc.	26,114	124
	Preformed Line Products Co.	2,778	117
*	Aerohive Networks Inc.	17,209	105
	Evolving Systems Inc.	21,792	95
	NCI Inc. Class A	7,496	87
*	Silver Spring Networks Inc.	6,015	85
*,^ VirnetX Holding Corp.		25,600	78
*	Hortonworks Inc.	8,899	74
*	CVD Equipment Corp.	8,553	72
	RELM Wireless Corp.	13,400	72
*	Synacor Inc.	23,769	69
*	Support.com Inc.	80,043	67
	ClearOne Inc.	5,669	63
*	Imation Corp.	98,843	63
*	NetSol Technologies Inc.	9,891	62
*	Impinj Inc.	1,520	57
*	Seachange International Inc.	18,579	56
	CSP Inc.	5,391	55
*	GigPeak Inc.	21,882	51
*	Mastech Digital Inc.	5,931	48
*	Pixelworks Inc.	15,645	44
*	MobileIron Inc.	15,800	43
*	PAR Technology Corp.	7,772	42
*	GSE Systems Inc.	14,462	42
*	Appfolio Inc.	2,120	41
*	Nutanix Inc.	938	35
*	ID Systems Inc.	6,809	33
*	Everbridge Inc.	1,784	30
*	Identiv Inc.	11,839	26
*	Intermolecular Inc.	25,996	26
*	ADDvantage Technologies Group Inc.	14,730	26
*	Numerex Corp. Class A	3,305	26
*	QuickLogic Corp.	32,504	25

*	Inuvo Inc.	17,600	22
*	Rapid7 Inc.	1,210	21
*	Ultra Clean Holdings Inc.	2,430	18
*	Apptio Inc. Class A	768	17
*	DASAN Zhone Solutions Inc.	13,100	15
*	MoSys Inc.	19,562	15
*	Workiva Inc.	646	12
	QAD Inc. Class B	597	12
	TransAct Technologies Inc.	1,540	11
*	TransEnterix Inc.	6,030	10
*	Westell Technologies Inc. Class A	18,333	9
*	Smith Micro Software Inc.	3,520	7
*	Key Tronic Corp.	850	6
	Communications Systems Inc.	1,077	5
*	ParkerVision Inc.	1,083	5
*	Violin Memory Inc.	6,297	5
*	inTEST Corp.	900	4
*	ARC Group Worldwide Inc.	579	2
*	Rocket Fuel Inc.	228	1
*	ARI Network Services Inc.	100	—
*	Netlist Inc.	100	—
			6,482,276
Telecommunications (2.4%)
	AT&T Inc.	10,517,918	427,133
	Verizon Communications Inc.	6,969,161	362,257
	CenturyLink Inc.	933,512	25,606
*	SBA Communications Corp. Class A	214,196	24,024
*	T-Mobile US Inc.	492,378	23,004
*	Level 3 Communications Inc.	491,774	22,808
	Frontier Communications Corp.	2,001,538	8,326
*,^ Sprint Corp.		1,017,902	6,749
*	Zayo Group Holdings Inc.	206,763	6,143
	Telephone & Data Systems Inc.	157,385	4,278
*	8x8 Inc.	190,595	2,941
*	Cincinnati Bell Inc.	540,706	2,206
	Shenandoah Telecommunications Co.	79,961	2,176
	Consolidated Communications Holdings Inc.	77,362	1,953
	EarthLink Holdings Corp.	297,053	1,842
^	Windstream Holdings Inc.	180,325	1,812
	ATN International Inc.	26,596	1,730
*	Vonage Holdings Corp.	230,136	1,521
	Spok Holdings Inc.	75,394	1,343
*	United States Cellular Corp.	32,877	1,195
*	General Communication Inc. Class A	77,196	1,061
*,^ Globalstar Inc.		721,913	873
	IDT Corp. Class B	42,249	728
*	inContact Inc.	49,631	694
*	Iridium Communications Inc.	82,580	670
*	Alaska Communications Systems Group Inc.	382,901	659
*,^ Straight Path Communications Inc. Class B		21,734	557
*	FairPoint Communications Inc.	35,708	537
*	GTT Communications Inc.	17,795	419
*	Lumos Networks Corp.	28,613	401
*	ORBCOMM Inc.	35,897	368
*	HC2 Holdings Inc.	32,201	175
*	Hawaiian Telcom Holdco Inc.	6,486	145
*	pdvWireless Inc.	5,800	133

* Elephant Talk Communications Corp.	214,438	35
* Towerstream Corp.	1,765	2
		936,504
Utilities (3.3%)
NextEra Energy Inc.	798,551	97,679
Duke Energy Corp.	1,177,881	94,278
Southern Co.	1,673,309	85,841
Dominion Resources Inc.	1,069,921	79,463
American Electric Power Co. Inc.	840,711	53,982
PG&E Corp.	860,751	52,652
Exelon Corp.	1,575,838	52,460
Sempra Energy	427,103	45,781
Edison International	557,035	40,246
PPL Corp.	1,159,408	40,081
Consolidated Edison Inc.	520,519	39,195
Public Service Enterprise Group Inc.	865,009	36,218
Xcel Energy Inc.	868,507	35,730
WEC Energy Group Inc.	539,616	32,312
Eversource Energy	542,377	29,386
DTE Energy Co.	306,839	28,742
FirstEnergy Corp.	727,020	24,050
Entergy Corp.	306,021	23,481
American Water Works Co. Inc.	304,189	22,765
Ameren Corp.	414,882	20,404
CMS Energy Corp.	478,512	20,102
ONEOK Inc.	359,802	18,490
CenterPoint Energy Inc.	699,539	16,250
SCANA Corp.	219,976	15,920
Alliant Energy Corp.	388,674	14,890
AES Corp.	1,126,861	14,480
Pinnacle West Capital Corp.	190,074	14,444
Westar Energy Inc. Class A	242,421	13,757
UGI Corp.	296,283	13,404
NiSource Inc.	550,908	13,282
Atmos Energy Corp.	177,628	13,228
ITC Holdings Corp.	262,245	12,189
Great Plains Energy Inc.	354,108	9,664
Aqua America Inc.	302,506	9,220
Piedmont Natural Gas Co. Inc.	138,917	8,341
* Calpine Corp.	612,536	7,742
National Fuel Gas Co.	137,668	7,444
Vectren Corp.	141,310	7,094
IDACORP Inc.	86,043	6,735
Portland General Electric Co.	151,642	6,458
NRG Energy Inc.	537,435	6,025
Hawaiian Electric Industries Inc.	185,057	5,524
ONE Gas Inc.	89,036	5,506
Black Hills Corp.	89,508	5,480
WGL Holdings Inc.	87,333	5,476
Southwest Gas Corp.	76,944	5,375
ALLETE Inc.	84,517	5,039
New Jersey Resources Corp.	146,935	4,828
NorthWestern Corp.	82,478	4,745
Spire Inc.	74,171	4,728
Avista Corp.	108,997	4,555
PNM Resources Inc.	136,008	4,450
Avangrid Inc.	106,103	4,433

	South Jersey Industries Inc.			136,309	4,028
	MGE Energy Inc.			59,626	3,369
	Ormat Technologies Inc.			67,746	3,280
	El Paso Electric Co.			69,634	3,257
	Northwest Natural Gas Co.			47,268	2,841
	California Water Service Group			83,180	2,669
	Empire District Electric Co.			75,041	2,562
	American States Water Co.			63,321	2,536
*	Dynegy Inc.			203,519	2,522
*	Talen Energy Corp.			148,299	2,054
	SJW Corp.			37,814	1,652
	Chesapeake Utilities Corp.			27,043	1,651
	TerraForm Power Inc. Class A			115,809	1,611
	Connecticut Water Service Inc.			24,767	1,232
	Atlantic Power Corp.			346,320	855
	Unitil Corp.			15,820	618
	Middlesex Water Co.			16,813	592
	York Water Co.			13,313	395
	Artesian Resources Corp. Class A			11,011	314
*	Cadiz Inc.			41,609	308
	Genie Energy Ltd. Class B			44,732	264
	Delta Natural Gas Co. Inc.			9,196	219
*	US Geothermal Inc.			270,190	196
*	Pure Cycle Corp.			27,648	159
*	Sunrun Inc.			16,950	107
*,^ Vivint Solar Inc.				13,200	42
	Gas Natural Inc.			4,059	31
					1,283,408
Total Common Stocks (Cost $23,756,392)					38,779,615
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund		0.640%		2,520,801	252,105

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes		0.339%	11/4/16	3,100	3,099
5	United States Treasury Bill	0.275%–0.341%	12/8/16	1,100	1,100
5	United States Treasury Bill	0.291%	12/22/16	2,300	2,299
					6,498
Total Temporary Cash Investments (Cost $258,593)					258,603
Total Investments (100.3%) (Cost $24,014,985)					39,038,218
Other Asset and Liabilities-Net (-0.3%)4,7					(98,389)
Net Assets (100%)					38,939,829

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $135,685,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Includes $139,771,000 of collateral received for securities on loan.
5 Securities with a value of $3,599,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Cash of $2,245,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,778,308	—	1,307
Temporary Cash Investments	252,105	6,498	—
Futures Contracts—Assets[1]	897	—	—
Total	39,031,310	6,498	1,307
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Institutional Total Stock Market Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	1,110	119,902	1,442
E-mini Russell 2000 Index	December 2016	210	26,214	800
				2,242

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $24,016,198,000. Net unrealized appreciation of investment securities for tax purposes was $15,022,020,000, consisting of unrealized gains of $15,850,306,000 on securities that had risen in value since their purchase and $828,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD INSTITUTIONAL INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.